UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                      Date of fiscal year end: May 31, 2008

                    Date of reporting period: August 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE

US TREASURY SECURITIES: 98.97%

US TREASURY BONDS: 47.62%
$      8,906,612  US TREASURY BOND - INFLATION PROTECTED<<&                          1.88%          07/15/2015      $     8,586,526
       8,665,709  US TREASURY BOND - INFLATION PROTECTED&                            2.00           07/15/2014            8,467,342
       7,148,661  US TREASURY BOND - INFLATION PROTECTED&                            2.00           01/15/2016            6,931,971
       7,516,067  US TREASURY BOND - INFLATION PROTECTED&                            2.00           01/15/2026            7,053,363
       7,386,951  US TREASURY BOND - INFLATION PROTECTED&                            2.38           01/15/2017            7,377,717
      12,147,467  US TREASURY BOND - INFLATION PROTECTED&                            2.38           01/15/2025           12,072,493
       5,119,209  US TREASURY BOND - INFLATION PROTECTED&                            2.38           01/15/2027            5,098,010
       2,578,518  US TREASURY BOND - INFLATION PROTECTED&                            2.63           07/15/2017            2,638,749
       2,541,255  US TREASURY BOND - INFLATION PROTECTED&                            3.38           04/15/2032            3,043,351
       7,909,364  US TREASURY BOND - INFLATION PROTECTED<<&                          3.63           04/15/2028            9,475,790
       9,340,591  US TREASURY BOND - INFLATION PROTECTED&                            3.88           04/15/2029           11,658,225

                                                                                                                         82,403,537
                                                                                                                    ---------------

US TREASURY NOTES: 51.35%
      13,670,265  US TREASURY NOTE - INFLATION PROTECTED<<&                          0.88           04/15/2010           13,067,926
       9,509,285  US TREASURY NOTE - INFLATION PROTECTED&                            1.63           01/15/2015            9,006,330
      10,578,280  US TREASURY NOTE - INFLATION PROTECTED&                            1.88           07/15/2013           10,316,298
       2,731,128  US TREASURY NOTE - INFLATION PROTECTED&                            2.00           04/15/2012            2,688,668
       9,860,687  US TREASURY NOTE - INFLATION PROTECTED&                            2.00           01/15/2014            9,626,496
       8,114,026  US TREASURY NOTE - INFLATION PROTECTED&                            2.38           04/15/2011            8,095,007
       6,638,861  US TREASURY NOTE - INFLATION PROTECTED<<&                          2.50           07/15/2016            6,708,881
      10,880,944  US TREASURY NOTE - INFLATION PROTECTED<<&                          3.00           07/15/2012           11,231,180
       1,589,916  US TREASURY NOTE - INFLATION PROTECTED&                            3.38           01/15/2012            1,657,984
       5,356,978  US TREASURY NOTE - INFLATION PROTECTED<<&                          3.50           01/15/2011            5,546,143
       6,739,578  US TREASURY NOTE - INFLATION PROTECTED<<&                          3.88           01/15/2009            6,832,773
       3,944,177  US TREASURY NOTE - INFLATION PROTECTED&                            4.25           01/15/2010            4,096,705

                                                                                                                         88,874,391
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $174,753,020)                                                                        171,277,928
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 24.55%

COLLATERAL INVESTED IN OTHER ASSETS: 24.55%
         146,189  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                           5.59           11/21/2007              146,193
           1,608  AMERICAN GENERAL FINANCE CORPORATION+/-                            5.48           01/18/2008                1,607
          14,619  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                 5.46           09/27/2007               14,618
         584,755  AMSTERDAM FUNDING CORPORATION                                      6.16           09/18/2007              583,562
         339,889  ATLAS CAPITAL FUNDING CORPORATION++                                5.32           09/13/2007              339,444
         584,755  ATLAS CAPITAL FUNDING CORPORATION+/-++                             5.50           04/25/2008              584,656
         365,472  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.10           10/25/2007              365,487
         365,472  ATOMIUM FUNDING CORPORATION++                                      5.89           09/19/2007              364,672
         730,944  BASF FINANCE EUROPE NV+/-++                                        5.35           09/19/2008              730,725
         365,472  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.46           10/05/2007              365,472
          75,287  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.96           09/27/2007               75,261
         730,944  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $731,395)          5.55           09/04/2007              730,944
       1,461,888  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $1,462,798)                    5.60           09/04/2007            1,461,888
         705,361  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                  5.50           10/03/2007              705,079
         438,566  BNP PARIBAS+/-                                                     5.33           05/07/2008              437,974
       1,461,888  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,462,794)                                        5.58           09/04/2007            1,461,888
         584,755  BRYANT PARK FUNDING LLC++                                          6.12           09/19/2007              583,475
         438,566  BUCKINGHAM III CDO LLC                                             5.34           09/17/2007              437,733
         365,472  CEDAR SPRINGS CAPITAL COMPANY                                      5.37           09/07/2007              365,311
         127,316  CHARIOT FUNDING LLC++                                              5.89           09/25/2007              126,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        416,638  CHEYNE FINANCE LLC+/-++                                              5.05%         02/25/2008     $       395,823
         146,189  CIT GROUP INCORPORATED+/-                                            5.43          12/19/2007             144,554
       4,020,192  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $4,022,684)                                          5.58          09/04/2007           4,020,192
         116,951  CLIPPER RECEIVABLES CORPORATION                                      6.15          09/19/2007             116,695
         334,041  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.45          09/04/2007             334,041
         328,925  CREDIT AGRICOLE SA                                                   5.34          02/25/2008             328,744
          33,477  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-          5.73          10/29/2007              33,500
       3,277,111  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $3,279,150)                           5.60          09/04/2007           3,277,111
         877,133  CULLINAN FINANCE CORPORATION                                         5.31          09/04/2007             877,133
         365,472  CULLINAN FINANCE CORPORATION+/-++                                    5.45          08/04/2008             365,359
         380,091  DEER VALLEY FUNDING LLC++                                            5.39          09/12/2007             379,646
         365,472  DEER VALLEY FUNDING LLC++                                            5.89          09/14/2007             364,938
         511,661  EBBETS FUNDING LLC                                                   6.23          09/25/2007             510,095
         511,661  FALCON ASSET SECURITIZATION CORPORATION++                            5.30          09/14/2007             510,914
         219,283  FALCON ASSET SECURITIZATION CORPORATION                              5.37          11/06/2007             217,272
          14,619  FIVE FINANCE INCORPORATED+/-++                                       5.33          09/13/2007              14,618
         146,189  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40          10/31/2007             144,975
         233,902  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.67          06/16/2008             233,902
         292,378  HARRIER FINANCE FUNDING LLC                                          6.12          09/05/2007             292,334
         511,661  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.66          08/16/2008             511,661
       1,435,574  K2 (USA) LLC                                                         6.14          10/05/2007           1,429,100
         526,280  KESTREL FUNDING US LLC+/-++                                          5.48          02/25/2008             526,259
          73,094  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        6.30          09/05/2007              73,083
         219,283  LEXINGTON PARKER CAPITAL CORPORATION                                 5.78          09/13/2007             218,996
          36,547  LIBERTY LIGHT US CAPITAL+/-++                                        5.09          11/21/2007              36,556
         423,948  LIBERTY STREET FUNDING CORPORATION                                   6.09          09/18/2007             423,083
         584,755  LIBERTY STREET FUNDING CORPORATION                                   6.25          09/27/2007             582,796
       1,096,416  LIQUID FUNDING LIMITED+/-++                                          5.33          06/11/2008           1,096,262
          14,619  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                            5.53          02/15/2008              14,618
          10,964  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                  5.61          01/02/2008              10,965
         365,472  METLIFE GLOBAL FUNDING I+/-++ss.                                     5.49          10/21/2008             365,030
         292,378  MONT BLANC CAPITAL CORPORATION                                       6.07          09/24/2007             291,524
         219,283  MORGAN STANLEY+/-                                                    5.45          04/07/2008             219,283
          31,431  MORGAN STANLEY+/-                                                    5.48          11/09/2007              31,404
       1,169,510  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,170,235)                                          5.58          09/04/2007           1,169,510
       1,461,888  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,462,794)                                          5.58          09/04/2007           1,461,888
         224,765  MORGAN STANLEY SERIES EXL+/-                                         5.69          09/15/2008             224,397
         365,472  NATEXIS BANQUES POPULAIRES+/-++                                      5.35          11/09/2007             365,530
         175,427  NORTH SEA FUNDING LLC++                                              5.40          09/10/2007             175,274
         276,297  NORTH SEA FUNDING LLC++                                              5.91          09/13/2007             275,935
         365,472  PARK AVENUE RECEIVABLES CORPORATION                                  6.06          09/11/2007             365,099
         321,615  PERRY GLOBAL FUNDING LLC SERIES A                                    6.21          09/11/2007             321,287
         260,216  PREMIUM ASSET TRUST+/-++                                             5.50          07/15/2008             260,445
         686,429  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.55          02/22/2008             686,581
         650,540  SANTANDER CENTRAL HISPANO FINANCE SA                                 5.28          09/26/2007             648,452
         263,140  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                           5.33          10/26/2007             263,135
         217,880  SHEFFIELD RECEIVABLES CORPORATION++                                  5.81          09/14/2007             217,562
       1,096,416  SHEFFIELD RECEIVABLES CORPORATION++                                  6.02          09/20/2007           1,093,861
         292,378  SLM CORPORATION+/-++                                                 5.54          05/12/2008             287,995
         584,755  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36          04/03/2008             584,884
         248,521  SURREY FUNDING CORPORATION                                           5.83          09/06/2007             248,449
         400,557  TASMAN FUNDING INCORPORATED++                                        5.29          09/28/2007             399,155
         175,427  TEMPUS FUNDING LLC++                                                 6.19          09/27/2007             174,839
          32,600  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.79          09/18/2007              32,534
         276,034  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09          09/20/2007             275,391
         280,960  THE TRAVELERS INSURANCE COMPANY+/-                                   5.40          02/08/2008             280,955
         146,189  THREE RIVERS FUNDING CORPORATION                                     5.81          09/13/2007             145,997
         473,973  THUNDER BAY FUNDING INCORPORATED                                     6.05          09/25/2007             472,523
       1,461,888  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.57          08/01/2008           1,461,888

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE         VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        212,529  TULIP FUNDING CORPORATION                                            6.12%         09/21/2007     $       212,002
         365,472  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.35          08/09/2008             365,563
          78,942  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36          12/03/2007              78,959
          24,852  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36          12/13/2007              24,789
         219,283  VERSAILLES CDS LLC                                                   5.31          09/07/2007             219,187
         149,844  VERSAILLES CDS LLC++                                                 5.40          09/24/2007             149,406
         365,472  VICTORIA FINANCE LLC+/-++                                            5.35          05/02/2008             365,472
         365,472  VICTORIA FINANCE LLC+/-++                                            5.47          08/07/2008             365,472
          79,614  WHISTLEJACKET CAPITAL LIMITED                                        5.32          09/28/2007              79,336
          21,928  WINDMILL FUNDING CORPORATION++                                       5.28          09/14/2007              21,896
           1,462  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                5.36          10/19/2007               1,462
         292,378  YORKTOWN CAPITAL LLC++                                               6.06          09/12/2007             292,033
         146,189  ZELA FINANCE CORPORATION                                             5.34          10/26/2007             145,082

                                                                                                                         42,489,606
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,489,606)                                                               42,489,606
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS: 0.60%
       1,037,193  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~#                                                              1,037,193
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,037,193)                                                                            1,037,193
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $218,279,819)*                                     124.12%                                                    $   214,804,727

OTHER ASSETS AND LIABILITIES, NET                        (24.12)                                                        (41,736,301)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   173,068,426
                                                        -------                                                     ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL I NTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,037,193.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE

AGENCY SECURITIES: 16.15%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.21%
$      5,430,309  FHLMC #1G0157<<+/-                                                   4.50%         03/01/2035     $     5,355,711
          10,954  FHLMC #410425+/-                                                     7.13          09/01/2026              11,029
           5,803  FHLMC #410464+/-                                                     7.38          11/01/2026               5,794
         117,258  FHLMC #606279+/-                                                     6.51          02/01/2015             119,161
          44,002  FHLMC #846367+/-                                                     7.30          04/01/2029              44,154
       1,134,314  FHLMC #A15838<<                                                      5.50          12/01/2033           1,111,124
       2,233,602  FHLMC #A16678<<                                                      5.50          12/01/2033           2,187,936
      10,315,719  FHLMC #E01653<<                                                      4.50          06/01/2019           9,916,490
         996,061  FHLMC #E90248                                                        6.00          06/01/2017           1,006,343
         918,680  FHLMC #E90573                                                        6.00          07/01/2017             928,164

                                                                                                                         20,685,906
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.72%
          15,345  FNMA #342042+/-                                                      7.02          06/01/2025              15,543
           9,788  FNMA #344689+/-                                                      7.16          11/01/2025               9,844
          36,346  FNMA #344692+/-                                                      6.84          10/01/2025              36,218
          40,142  FNMA #347712+/-                                                      7.13          06/01/2026              40,595
       4,581,433  FNMA #386890                                                         3.99          04/01/2011           4,403,858
       5,733,083  FNMA #555326<<                                                       5.50          04/01/2033           5,599,313
         330,998  FNMA #557072+/-                                                      6.43          06/01/2040             330,690
         991,550  FNMA #656566                                                         5.50          04/01/2018             985,823
       2,876,124  FNMA #678939<<                                                       5.50          02/01/2018           2,859,511
         399,539  FNMA #701350<<                                                       5.50          04/01/2018             397,231
         147,808  FNMA #725232<<                                                       5.00          03/01/2034             140,996
       3,938,213  FNMA #725250                                                         5.00          03/01/2034           3,742,945
          54,628  FNMA #725314                                                         5.00          04/01/2034              52,111
       7,107,161  FNMA #725423                                                         5.50          05/01/2034           6,961,285
       2,812,217  FNMA #725772<<                                                       5.00          09/01/2034           2,672,778
      15,392,914  FNMA #725773<<                                                       5.50          09/01/2034          15,061,927
       2,687,924  FNMA #731996<<+/-                                                    4.02          09/01/2033           2,678,015
       2,477,222  FNMA #739757<<+/-                                                    3.98          08/01/2033           2,441,867
       6,232,011  FNMA #741305<<                                                       5.00          09/01/2018           6,085,011
       1,844,810  FNMA #741458+/-                                                      4.33          10/01/2033           1,874,014
      11,795,700  FNMA #760762<<                                                       4.89          04/01/2012          11,552,107
       4,122,779  FNMA #763644<<                                                       5.50          01/01/2034           4,026,582
       6,568,573  FNMA #765178<<                                                       5.00          01/01/2019           6,413,634
       1,302,474  FNMA #765769<<                                                       5.00          02/01/2019           1,271,751
         733,308  FNMA #783245<<+/-                                                    6.23          04/01/2034             734,150
       2,163,836  FNMA #783251<<+/-                                                    6.23          04/01/2044           2,172,139
       6,578,626  FNMA #789463<<+/-                                                    4.38          06/01/2034           6,456,456
         419,361  FNMA #795922                                                         5.00          01/01/2020             410,190
         846,492  FNMA #797166                                                         5.00          01/01/2020             826,909
         835,037  FNMA #797743                                                         5.00          02/01/2020             815,719
         921,197  FNMA #797769                                                         5.00          03/01/2020             899,886
       6,055,220  FNMA #801908                                                         5.00          11/01/2019           5,912,389
       1,651,900  FNMA #805346                                                         5.00          01/01/2020           1,613,686
         765,056  FNMA #806249                                                         5.00          01/01/2020             747,357
         459,859  FNMA #806250                                                         5.00          01/01/2020             449,802
       1,898,369  FNMA #809071                                                         5.00          04/01/2020           1,854,453
         626,316  FNMA #809561                                                         5.00          02/01/2020             611,827
       3,558,332  FNMA #834933<<+/-                                                    5.05          07/01/2035           3,531,791
       5,000,000  FNMA #874331                                                         5.07          02/01/2037           4,965,692
       1,000,000  FNMA #874479<<                                                       5.19          04/01/2017             987,452
       5,702,700  FNMA #874542                                                         5.37          06/01/2017           5,631,932
       6,652,625  FNMA #880156                                                         5.50          02/01/2036           6,458,812
       3,832,385  FNMA #901922<<+/-                                                    5.79          10/01/2036           3,847,565

                                                                                                                        128,581,856
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.22%
$        165,851  GNMA #345066                                                         6.50%         10/15/2023     $       169,672
         115,342  GNMA #346960                                                         6.50          12/15/2023             117,999
         104,077  GNMA #354692                                                         6.50          11/15/2023             106,475
         174,163  GNMA #361398                                                         6.50          01/15/2024             178,162
         175,097  GNMA #366641                                                         6.50          11/15/2023             179,131
          77,330  GNMA #473918                                                         7.00          04/15/2028              80,683
         416,786  GNMA #531436                                                         7.00          06/15/2042             437,412
           8,806  GNMA #531965                                                         7.72          12/15/2041               9,346
         294,419  GNMA #533858                                                         7.35          06/15/2042             308,368
         474,833  GNMA #780626                                                         7.00          08/15/2027             490,363

                                                                                                                          2,077,611
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $153,843,657)                                                                             151,345,373
                                                                                                                    ---------------

ASSET BACKED SECURITIES: 6.08%
         620,900  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2       5.59          12/01/2021             621,440
       4,112,943  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                  6.60          02/25/2032           4,103,108
       3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS
                  A6                                                                   6.27          06/25/2037           3,424,859
       7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)           10.00          07/25/2008             664,825
          30,361  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7          6.63          09/15/2016              30,292
       4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-     5.83          07/25/2034           3,872,562
       2,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 A6+/-           5.78          05/25/2037           1,923,512
       4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                              5.12          08/15/2013           4,997,999
       2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                   4.64          06/15/2035           2,257,032
       1,978,046  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                  A1VN+/-                                                              5.73          08/25/2035           1,978,046
       1,649,862  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-           6.86          07/15/2029           1,704,794
         555,131  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                            5.85          04/25/2035             540,151
       3,149,160  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                          5.81          01/20/2035           3,059,358
       7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                4.18          02/15/2012           7,508,817
       3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-               6.23          11/25/2036           3,814,630
       5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                  AIO(C)                                                               6.00          08/25/2011           1,089,500
       4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                 4.34          05/15/2012           3,945,734
       3,368,689  RAAC SERIES 2007-RP4 CLASS A+/-++                                    5.67          06/25/2037           3,368,689
       2,229,682  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                 4.50          02/28/2036           2,111,130
       6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4            4.88          04/12/2013           5,958,879

TOTAL ASSET BACKED SECURITIES (COST $57,723,184)                                                                         56,975,357
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 37.41%
       5,732,472  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-            5.72          06/25/2037           5,732,472
       4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-6 CLASS ASB+/-                                                  5.18          09/10/2047           4,184,053
       6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-PW10 CLASS AAB                                           5.38          12/11/2040           5,937,645
       5,120,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2006-PW11 CLASS AAB+/-                                        5.46          03/11/2039           5,105,853
       3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB         4.76          05/15/2043           3,855,049
       3,000,000  CITIGROUP/ DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2007-CD4 CLASS ASB                                                   5.28          12/11/2049           2,935,616
       2,287,515  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-       6.25          08/25/2035           2,304,900
       1,996,857  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                     6.50          11/25/2034           2,047,959
       4,690,585  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                5.68          03/25/2035           4,640,888
       3,815,571  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                  5.72          09/25/2035           3,783,571
       2,660,343  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                  5.71          04/25/2036           2,607,736
       2,269,087  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-AR5 CLASS 10A1+/-                                        4.99          05/01/2034           2,261,708
       5,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS AAB                                             4.82          02/15/2038           4,874,500
       4,500,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                  CLASS AAB                                                            5.34          02/15/2040           4,417,618
       3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                          5.26          05/25/2020           3,143,273
       9,627,955  FHLMC SERIES 1675 CLASS KZ                                           6.50          02/15/2024           9,948,327

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      6,431,104  FHLMC SERIES 2358 CLASS PD<<                                           6.00%        09/15/2016    $     6,533,994
      11,319,384  FHLMC SERIES 2363 CLASS PF<<                                           6.00         09/15/2016         11,497,173
       4,978,268  FHLMC SERIES 2416 CLASS PE<<                                           6.00         10/15/2021          5,070,284
       1,202,731  FHLMC SERIES 2439 CLASS LG                                             6.00         09/15/2030          1,211,352
       1,478,459  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6          7.99         09/25/2029          1,472,565
      28,108,201  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z         6.50         02/25/2042         28,521,054
       2,867,128  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A          7.50         09/25/2043          2,965,685
         612,685  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                             7.00         12/25/2041            631,503
       2,992,878  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                            6.00         11/25/2034          3,051,468
       3,840,685  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                             6.00         02/25/2044          3,880,309
          12,840  FNMA SERIES 1988-5 CLASS Z                                             9.20         03/25/2018             13,417
         319,980  FNMA SERIES 1998-M6 CLASS A2                                           6.32         08/15/2008            320,878
         875,904  FNMA SERIES 2001-M1 CLASS B                                            6.12         05/25/2013            872,288
       6,836,969  FNMA SERIES 2002-6 CLASS PD<<                                          6.00         02/25/2017          6,938,782
       4,082,281  FNMA SERIES 2002-9 CLASS PC<<                                          6.00         03/25/2017          4,146,190
       1,400,235  FNMA SERIES 2002-90 CLASS A2                                           6.50         11/25/2042          1,430,478
       3,196,328  FNMA SERIES 2003-86 CLASS PT<<                                         4.50         09/25/2018          3,124,950
      15,027,344  FNMA SERIES 2003-92 CLASS HP<<                                         4.50         09/25/2018         14,694,124
       5,754,874  FNMA SERIES 2003-97 CLASS CA<<                                         5.00         10/25/2018          5,700,475
       1,019,270  FNMA SERIES 2003-W4 CLASS 3A                                           7.00         10/25/2042          1,053,171
         630,597  FNMA SERIES 2004-W1 CLASS 2A2                                          7.00         12/25/2033            649,794
      19,327,577  FNMA SERIES 2005-29 CLASS WQ                                           5.50         04/25/2035         19,190,265
       6,015,848  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                6.25         05/25/2042          6,111,059
       3,542,940  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                              7.00         05/25/2044          3,668,037
       1,833,938  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                7.50         06/25/2044          1,925,093
       4,958,807  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                  CLASS A2                                                               4.71         05/10/2043          4,883,640
       4,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                  CLASS AAB                                                              4.87         05/10/2043          3,896,584
       3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                  CLASS AAB                                                              4.94         07/10/2045          2,914,096
      18,431,309  GNMA SERIES 2003-38 CLASS JC<<+/-                                      7.06         08/16/2042         19,574,631
       5,520,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2003-C1 CLASS A4                                                       4.11         07/05/2035          5,156,503
          88,831  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-            5.66         01/19/2035             87,087
       5,965,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-ML1A CLASS A2                                              4.77         03/12/2039          5,753,295
       5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP5 CLASS ASB+/-                                          5.17         12/15/2044          5,469,245
       5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP6  CLASS ASB+/-                                         5.49         04/15/2043          5,348,434
       2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP7 CLASS ASB+/-                                          5.88         04/15/2045          2,761,907
       1,373,411  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                  3A1+/-++                                                               5.68         04/25/2031          1,390,875
       5,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
                  CLASS A4                                                               4.39         03/15/2032          5,214,406
       4,300,976  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                              6.45         05/25/2037          4,262,700
       3,788,449  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                             5.83         05/25/2037          3,788,449
          86,071  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                          9.95         08/01/2017             85,639
       6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-             5.24         11/12/2037          5,930,413
       4,550,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-             4.67         06/12/2043          4,378,447
         176,293  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-            5.70         11/10/2030            176,371
         861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-              7.56         11/10/2030            869,946
       2,988,111  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++       6.50         10/25/2034          3,056,110
       4,000,000  REVERSE MORTGAGE TRUST SERIES 2007-1 CLASS A+/-++                      5.74         07/12/2042          3,925,600
       1,278,069  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                           5.94         10/20/2027          1,275,574
         830,825  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2003-P10A CLASS 1                                               4.52         02/10/2013            807,812
      11,235,889  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2005-P10B CLASS 1                                               4.94         08/10/2015         11,026,706
       1,336,418  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-20H CLASS 1                                                5.70         08/01/2026          1,357,016
       5,247,320  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-20I CLASS 1                                                5.54         09/01/2026          5,292,958
       3,761,745  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-20J CLASS 1                                                5.37         10/01/2026          3,764,832

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     10,742,291  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-P10A CLASS 1                                               5.41%        02/10/2016    $    10,684,817
       7,407,455  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-P10B CLASS 1                                               5.68         08/01/2016          7,402,550
       3,426,212  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
                  A1+/-++                                                                5.60         05/25/2047          3,426,212
       3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  A4+/-                                                                  5.24         07/15/2042          3,839,189
       3,490,392  WAMU COMMERCIAL MORTGAGE SECURITIES TRUST SERIES 2007-SL3
                  CLASS A1+/-++                                                          5.94         03/23/2045          3,520,060
       1,569,953  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-AR6 CLASS
                  2A1A+/-                                                                5.74         04/25/2045          1,528,180
       3,205,770  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR3 CLASS
                  A1A+/-                                                                 6.02         02/25/2046          3,207,052
       2,155,998  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS
                  DA+/-                                                                  5.99         06/25/2046          2,156,214

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $355,673,324)                                                           350,669,106
                                                                                                                    ---------------

CORPORATE BONDS & NOTES: 24.11%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.08%
         675,000  PHILLIPS-VAN HEUSEN                                                    7.75         11/15/2023            703,467
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.27%
       2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                   5.85         03/01/2014          2,517,385
                                                                                                                    ---------------

BUSINESS SERVICES: 0.76%
       2,150,000  FISERV INCORPORATED                                                    4.00         04/15/2008          2,128,717
         375,000  IRON MOUNTAIN INCORPORATED                                             8.63         04/01/2013            375,000
       2,350,000  NCR CORPORATION                                                        7.13         06/15/2009          2,423,919
       2,120,000  THOMPSON CORPORATION                                                   6.20         01/05/2012          2,198,669

                                                                                                                          7,126,305
                                                                                                                    ---------------

CASINO & GAMING: 0.29%
       2,750,000  MGM MIRAGE INCORPORATED                                                7.63         01/15/2017          2,722,500
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 0.72%
         635,000  AIRGAS INCORPORATED                                                    6.25         07/15/2014            600,075
         415,000  CHURCH & DWIGHT COMPANIES INCORPORATED                                 6.00         12/15/2012            386,988
       1,400,000  HOSPIRA INCORPORATED                                                   4.95         06/15/2009          1,394,044
         475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                  9.63         05/15/2012            477,375
         745,000  MOSAIC COMPANY++                                                       7.38         12/01/2014            758,038
         507,000  OLIN CORPORATION                                                       9.13         12/15/2011            562,892
         794,000  OLIN CORPORATION                                                       6.75         06/15/2016            775,858
         400,000  SENSIENT TECHNOLOGIES                                                  6.50         04/01/2009            403,954
       1,500,000  VALSPAR CORPORATION                                                    5.10         08/01/2015          1,409,921

                                                                                                                          6,769,145
                                                                                                                    ---------------

COMMUNICATIONS: 0.46%
       1,900,000  COX COMMUNICATIONS INCORPORATED                                        7.88         08/15/2009          1,984,567
       1,000,000  COX COMMUNICATIONS INCORPORATED                                        4.63         01/15/2010            984,127
         500,000  L3 COMMUNICATIONS CORPORATION                                          7.63         06/15/2012            508,750
         375,000  PANAMSAT CORPORATION                                                   6.38         01/15/2008            374,063
         450,000  QWEST CORPORATION                                                      7.88         09/01/2011            470,813

                                                                                                                          4,322,320
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 7.06%
       4,400,000  ASSOCIATED BANCORP                                                     6.75         08/15/2011          4,661,862
       2,100,000  BAC CAPITAL TRUST XIV+/-                                               5.63         12/31/2049          1,953,183
       6,839,000  BANK AMERICA CAPITAL III+/-                                            5.93         01/15/2027          6,038,187
       2,000,000  BB&T CAPITAL TRUST IV+/-                                               6.82         06/12/2049          1,886,286
       2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                         9.00         12/30/2049          2,205,086
       2,000,000  CHASE CAPITAL VI+/-                                                    5.98         08/01/2028          1,809,076
       1,860,000  CHEVY CHASE BANK FSB                                                   6.88         12/01/2013          1,785,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE       VALUE

DEPOSITORY INSTITUTIONS (continued)
$      4,000,000  CITY NATIONAL BANK                                                     6.75%        09/01/2011    $     4,245,628
       2,778,000  COLONIAL BANK NA MONTGOMERY AL                                         6.38         12/01/2015          2,756,607
         750,000  CORESTATES CAPITAL TRUST II+/-++                                       6.01         01/15/2027            682,891
       2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                           5.63         12/31/2049          2,130,120
         500,000  FIRST CITIZENS BANCORP++                                               6.80         04/01/2015            504,350
       3,250,000  FIRSTAR BANK NA                                                        7.13         12/01/2009          3,405,542
       4,500,000  HSBC CAPITAL FUNDING LP+/-++                                           4.61         12/29/2049          4,215,429
       1,000,000  JPMORGAN CHASE CAPITAL XVIII                                           6.95         08/17/2036            947,801
       2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                              6.34         04/01/2027          2,682,526
         450,000  NTC CAPITAL TRUST SERIES A+/-                                          5.88         01/15/2027            394,981
       2,500,000  PNC FUNDING CORPORATION                                                7.50         11/01/2009          2,616,800
       3,775,000  RABOBANK CAPITAL FUNDING II+/-++                                       5.26         12/29/2049          3,593,196
       2,350,000  RBS CAPITAL TRUST+/-                                                   5.51         09/29/2049          2,220,877
       2,875,000  TCF NATIONAL BANK+/-                                                   5.00         06/15/2014          2,848,424
       1,000,000  TCF NATIONAL BANK                                                      5.50         02/01/2016            985,227
       4,000,000  UBS PREFERRED  FUNDING TRUST V SERIES 1+/-                             6.24         05/15/2049          3,973,340
       1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                               6.38         08/01/2011          1,487,378
       1,250,000  USB CAPITAL IX+/-                                                      6.19         03/29/2049          1,255,175
       2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                 7.80         08/18/2010          2,970,047
       1,900,000  WACHOVIA CAPITAL TRUST I<<+/-                                          5.80         08/29/2049          1,895,244

                                                                                                                         66,150,863
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.86%
       2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                  7.25         11/02/2049          2,809,247
       5,000,000  STANFORD UNIVERSITY SERIES MTNA                                        6.16         04/30/2011          5,220,940

                                                                                                                          8,030,187
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.27%
       2,600,000  DUKE ENERGY FIELD SERVICES LLC                                         7.88         08/16/2010          2,768,683
       3,000,000  GREAT RIVER ENERGY++                                                   5.83         07/01/2017          3,051,180
         630,000  MASSEY ENERGY COMPANY                                                  6.63         11/15/2010            618,975
       1,875,000  NEVADA POWER COMPANY SERIES O                                          6.50         05/15/2018          1,897,380
       3,000,000  PEOPLES ENERGY CORPORATION                                             6.90         01/15/2011          3,149,490
         380,000  SEMCO ENERGY INCORPORATED                                              7.13         05/15/2008            380,991

                                                                                                                         11,866,699
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT: 0.91%
       2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                    6.40         12/15/2011          2,619,275
         350,000  FLEXTRONICS INTERNATIONAL                                              6.25         11/15/2014            322,000
       2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                              4.85         11/15/2010          2,479,203
         275,000  MOOG INCORPORATED                                                      6.25         01/15/2015            259,875
       1,687,444  TENASKA ALABAMA II PARTNERS LP<<++                                     7.00         06/30/2021          1,672,750
       1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                                  6.63         05/07/2008          1,152,966

                                                                                                                          8,506,069
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.09%
         860,000  US ONCOLOGY INCORPORATED<<                                             9.00         08/15/2012            860,000
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.05%
         525,000  VALMONT INDUSTRIES INCORPORATED                                        6.88         05/01/2014            510,563
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 1.01%
       1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                     3.88         10/01/2008            984,842
       1,764,000  CONAGRA FOODS INCORPORATED                                             7.88         09/15/2010          1,893,628
         600,000  CONSTELLATION BRANDS INCORPORATED++                                    7.25         05/15/2017            582,000
         375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                             8.00         02/15/2008            376,406
         650,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                               6.00         04/15/2017            649,947
         745,000  COTT BEVERAGES USA INCORPORATED                                        8.00         12/15/2011            737,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE          VALUE

FOOD & KINDRED PRODUCTS (continued)
$      2,500,000  KELLOGG COMPANY                                                        6.60%        04/01/2011    $     2,602,523
       1,600,000  KRAFT FOODS INCORPORATED                                               6.25         06/01/2012          1,643,910

                                                                                                                          9,470,806
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.16%
       1,450,000  STEELCASE INCORPORATED                                                 6.50         08/15/2011          1,500,495
                                                                                                                    ---------------

HEALTH SERVICES: 0.48%
       3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                              7.50         05/01/2031          4,477,101
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 0.73%
       3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                               5.59         12/28/2020          2,941,734
       2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                7.25         07/15/2010          2,369,840
         250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                             6.30         02/15/2011            258,762
       1,275,000  REALTY INCOME CORPORATION                                              6.75         08/15/2019          1,272,490
       2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                              5.41         02/15/2015          1,678,840

                                                                                                                          8,521,166
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.51%
       1,100,000  ACTUANT CORPORATION<<++                                                6.88         06/15/2017          1,058,750
         500,000  AMERICAN STANDARD INCORPORATED                                         8.25         06/01/2009            524,901
       1,425,000  BLACK & DECKER                                                         5.75         11/15/2016          1,397,013
         575,000  BRIGGS & STRATTON CORPORATION                                          8.88         03/15/2011            609,500
         625,000  SCIENTIFIC GAMES CORPORATION                                           6.25         12/15/2012            595,313
         625,000  UNISYS CORPORATION                                                     6.88         03/15/2010            596,875

                                                                                                                          4,782,352
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.68%
       1,520,000  AEGON NV                                                               4.75         06/01/2013          1,471,678
       2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                    6.50         06/14/2011          2,107,282
       2,670,000  NLV FINANCIAL CORPORATION++                                            7.50         08/15/2033          2,835,468

                                                                                                                          6,414,428
                                                                                                                    ---------------

INSURANCE CARRIERS: 2.66%
       2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                  8.25         11/15/2011          2,997,078
       3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                       7.90         07/02/2010          3,465,542
         750,000  LINCOLN NATIONAL CORPORATION                                           6.20         12/15/2011            779,455
       1,700,000  METLIFE GLOBAL FUNDING++                                               5.13         11/09/2011          1,701,119
       4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                     8.25         09/15/2025          5,302,099
       2,730,000  MONUMENTAL GLOBAL FUNDING II++                                         4.63         03/15/2010          2,712,684
       2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                         5.38         09/15/2013          2,964,400
       2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                      6.25         02/15/2012          2,240,594
       1,385,000  SAFECO CORPORATION                                                     4.88         02/01/2010          1,382,562
       1,415,000  WR BERKLEY CORPORATION(I)                                              5.13         09/30/2010          1,420,001

                                                                                                                         24,965,534
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS: 0.06%
         589,000  BIO-RAD LABORATORIES INCORPORATED                                      6.13         12/15/2014            541,880
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.65%
         425,000  CENTRAL GARDEN & PET COMPANY<<                                         9.13         02/01/2013            411,188
       3,300,000  GENERAL ELECTRIC COMPANY                                               5.00         02/01/2013          3,255,651
         360,000  HONEYWELL INTERNATIONAL INCORPORATED                                   6.13         11/01/2011            373,897
       2,000,000  KIMBERLY-CLARK                                                         6.13         08/01/2017          2,072,696

                                                                                                                          6,113,432
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE

MISCELLANEOUS RETAIL: 0.11%
$        500,000  AMERIGAS PARTNERS LP                                                   7.25%        05/20/2015    $      485,000
         545,000  LAMAR MEDIA CORPORATION                                                6.63         08/15/2015           520,475

                                                                                                                         1,005,475
                                                                                                                    --------------

MOTION PICTURES: 0.44%
       3,000,000  TIME WARNER INCORPORATED                                               6.75         04/15/2011         3,118,116
         985,000  VIACOM INCORPORATED                                                    7.70         07/30/2010         1,045,813

                                                                                                                         4,163,929
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.30%
       2,750,000  FORD MOTOR CREDIT COMPANY LLC<<                                        7.38         10/28/2009         2,602,232
         200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                               7.56         12/01/2014           169,009

                                                                                                                         2,771,241
                                                                                                                    --------------

OIL & GAS EXTRACTION: 0.45%
       1,350,000  CHESAPEAKE ENERGY CORPORATION                                          7.50         06/15/2014         1,366,875
         150,000  CHESAPEAKE ENERGY CORPORATION                                          6.38         06/15/2015           143,438
         400,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                           6.88         11/01/2014           374,000
         700,000  PARKER DRILLING COMPANY                                                9.63         10/01/2013           744,625
         250,000  POGO PRODUCING COMPANY                                                 7.88         05/01/2013           251,875
         250,000  POGO PRODUCING COMPANY                                                 6.63         03/15/2015           251,875
         330,000  PRIDE INTERNATIONAL INCORPORATED                                       7.38         07/15/2014           333,300
         440,000  RANGE RESOURCES CORPORATION                                            7.38         07/15/2013           442,200
         300,000  STONE ENERGY CORPORATION                                               6.75         12/15/2014           269,250

                                                                                                                         4,177,438
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS: 0.05%
         500,000  ROCK-TENN COMPANY                                                      8.20         08/15/2011           512,500
                                                                                                                    --------------

PERSONAL SERVICES: 0.04%
         400,000  SERVICES CORPORATE INTERNATIONAL                                       7.38         10/01/2014           402,000
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.15%
       1,210,000  FRONTIER OIL CORPORATION                                               6.63         10/01/2011         1,173,700
         225,000  TESORO CORPORATION                                                     6.63         11/01/2015           221,906

                                                                                                                         1,395,606
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES: 0.02%
         125,000  CENTURY ALUMINUM COMPANY                                               7.50         08/15/2014           123,750
         100,000  INTERNATIONAL STEEL GROUP                                              6.50         04/15/2014           100,418

                                                                                                                           224,168
                                                                                                                    --------------

REAL ESTATE: 0.42%
         800,000  HOST MARRIOTT LP                                                       7.13         11/01/2013           796,000
       1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                  5.08         08/01/2013         1,312,302
         500,000  ROUSE COMPANY                                                          5.38         11/26/2013           458,504
       1,250,000  SHURGARD STORAGE CENTERS                                               7.75         02/22/2011         1,361,060

                                                                                                                         3,927,866
                                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.51%
       2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                              3.88         01/30/2009         2,452,445
         800,000  PROLOGIS TRUST                                                         5.25         11/15/2010           794,721

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE

REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$      1,500,000  SIMON PROPERTY GROUP LP                                                5.75%        05/01/2012    $     1,499,265

                                                                                                                          4,746,431
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.13%
       1,500,000  GOLDMAN SACHS CAPITAL II+/-                                            5.79         12/29/2049          1,376,409
       2,500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                     6.88         01/15/2011          2,606,380
         500,000  MERRILL LYNCH & COMPANY                                                6.05         08/15/2012            508,545
       2,750,000  MERRILL LYNCH & COMPANY                                                6.05         05/16/2016          2,733,217
       3,250,000  MORGAN STANLEY                                                         6.75         04/15/2011          3,387,163

                                                                                                                         10,611,714
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.04%
         330,000  OWENS-BROCKWAY GLASS CONTAINERS                                        8.88         02/15/2009            335,363
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.34%
       3,075,475  FEDEX CORPORATION SERIES 97-B                                          7.52         01/15/2018          3,193,573
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT: 0.31%
       2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                5.13         05/09/2008          2,046,190
         860,000  NAVISTAR INTERNATIONAL CORPORATION<<(I)                                7.50         06/15/2011            852,948

                                                                                                                          2,899,138
                                                                                                                    ---------------

WATER TRANSPORTATION: 0.04%
         400,000  OVERSEAS SHIPHOLDING GROUP                                             8.25         03/15/2013            410,500
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $226,253,624)                                                                       225,971,299
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS: 1.31%
       2,000,000  BARCLAYS BANK PLC+/-++                                                 5.93         12/15/2016          1,895,072
       2,245,000  BARCLAYS BANK PLC+/-++                                                 8.55         09/29/2049          2,491,140
       2,750,000  CONOCOPHILLIPS CANADA                                                  5.63         10/15/2016          2,743,040
       1,229,000  DELHAIZE GROUP++                                                       6.50         06/15/2017          1,242,744
         200,000  ISPAT INLAND ULC                                                       9.75         04/01/2014            218,374
       1,100,000  PEARSON PLC (UK)++                                                     7.00         06/15/2011          1,158,914
       2,500,000  SABMILLER PLC++                                                        6.20         07/01/2011          2,576,073

TOTAL FOREIGN CORPORATE BONDS@ (COST $12,276,423)                                                                        12,325,357
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 7.05%
       1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                 4.88         01/01/2015            969,400
       5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                  REVENUE (FSA INSURED)                                                  7.40         12/01/2025          5,879,215
       5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
                  (FGIC INSURED)                                                         4.73         01/15/2014          5,015,417
       1,125,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
                  SERIES A-2 (SFMR)                                                      5.51         01/01/2039          1,122,806
       5,000,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                  SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                        5.41         07/01/2038          4,945,000
       1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.15         01/01/2013          1,205,985
         440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.21         01/01/2014            435,534
       1,000,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.75         07/01/2037          1,002,140
       1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                  5.92         07/01/2034          1,233,699
         890,000  LA CROSSE WI SERIES B                                                  5.00         12/01/2009            888,176
         940,000  LA CROSSE WI SERIES B                                                  5.20         12/01/2010            941,523
       2,210,000  LOYOLA UNIVERSITY ILLINOIS                                             4.80         07/01/2013          2,136,849
       2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES 15                                                              6.05         01/01/2012          2,076,800
       2,055,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES H                                                       5.85         07/01/2036          2,082,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE

MUNICIPAL BONDS & NOTES (continued)
$      4,520,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES J                                                       6.13%        07/01/2038    $     4,566,466
       3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                  PERSONAL INCOME TAX REVENUE SERIES B                                   4.90         12/15/2011          2,993,850
       1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                  EXCISE TAX REVENUE SERIES A                                            8.25         03/01/2035          1,523,955
       4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                  REVENUE SERIES K                                                       5.97         03/01/2029          4,026,480
       2,500,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                  REVENUE SERIES O (GNMA/FNMA INSURED)                                   5.47         09/01/2025          2,500,700
       3,355,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                    5.84         04/01/2037          3,411,465
       2,000,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                               5.53         07/01/2037          1,993,760
       7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
                  SERIES 2005-4 CLASS A5+/-SS.                                           4.91         12/01/2040          7,690,914
       1,000,000  STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO, VA
                  GUARANTEED)                                                            7.15         12/01/2009          1,044,160
       4,185,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                  OWNERSHIP REVENUE SERIES D                                             5.81         03/01/2037          4,258,321
       2,175,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                  OWNERSHIP REVENUE SERIES F                                             5.73         09/01/2037          2,180,329

TOTAL MUNICIPAL BONDS & NOTES (COST $65,313,796)                                                                         66,125,789
                                                                                                                    ---------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS: 0.18%
             276  PPM AMERICA CBO II LP(I)                                                                                    6,746

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $305,748)                                                                         6,746
                                                                                                                    ---------------
PRINCIPAL

TERM LOANS: 0.47%
$        421,139  ARAMARK CORPORATION TERM LOAN B                                        7.36         01/26/2014            405,195
          32,921  ARAMARK CORPORATION TERM LOAN C                                        7.36         01/26/2014             31,674
         600,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN                                6.08         04/21/2011            582,000
         600,000  BSC INTERNATIONAL HOLDING TERM LOAN                                    6.10         04/21/2011            582,000
         914,111  CITGO PETROLEUM CORPORATION TERM LOAN                                  6.70         11/15/2012            886,688
         492,500  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                       7.09         12/20/2012            471,130
       1,492,500  OSHKOSH TRUCK CORPORATION TERM LOAN                                    7.36         12/06/2013          1,440,263

TOTAL TERM LOANS (COST $4,549,306)                                                                                        4,398,950
                                                                                                                    ---------------

US TREASURY SECURITIES: 5.66%

US TREASURY BONDS: 5.66%
         500,000  US TREASURY BOND<<                                                     8.00         11/15/2021            661,133
         650,000  US TREASURY BOND                                                       7.25         08/15/2022            815,140
      14,290,000  US TREASURY BOND<<                                                     6.25         08/15/2023         16,470,340
       4,310,000  US TREASURY BOND<<                                                     6.75         08/15/2026          5,299,615
      12,440,000  US TREASURY BOND<<                                                     6.13         08/15/2029         14,534,386
       5,858,196  US TREASURY BOND - INFLATION PROTECTED<<&                              2.38         01/15/2025          5,822,039
       7,893,738  US TREASURY BOND - INFLATION PROTECTED&                                3.38         04/15/2032          9,453,348

                                                                                                                         53,056,001
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $51,273,569)                                                                          53,056,001
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 25.61%

COLLATERAL INVESTED IN OTHER ASSETS: 25.61%
         758,550  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.59         11/21/2007            758,573
           8,344  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48         01/18/2008              8,341
          75,855  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46         09/27/2007             75,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,034,201  AMSTERDAM FUNDING CORPORATION                                          6.16%        09/18/2007    $     3,028,011
       1,763,629  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32         09/13/2007          1,761,319
       3,034,201  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50         04/25/2008          3,033,685
       1,896,376  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10         10/25/2007          1,896,452
       1,896,376  ATOMIUM FUNDING CORPORATION++                                          5.89         09/19/2007          1,892,223
       3,792,751  BASF FINANCE EUROPE NV+/-++                                            5.35         09/19/2008          3,791,613
       1,896,376  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46         10/05/2007          1,896,376
         390,653  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96         09/27/2007            390,517
       3,792,751  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,795,090)            5.55         09/04/2007          3,792,751
       7,585,503  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZE (MATURITY VALUE $7,590,222)                         5.60         09/04/2007          7,585,503
       3,660,005  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50         10/03/2007          3,658,541
       2,275,651  BNP PARIBAS+/-                                                         5.33         05/07/2008          2,272,579
       7,585,503  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $7,590,206)                                            5.58         09/04/2007          7,585,503
       3,034,201  BRYANT PARK FUNDING LLC++                                              6.12         09/19/2007          3,027,556
       2,275,651  BUCKINGHAM III CDO LLC                                                 5.34         09/17/2007          2,271,327
       1,896,376  CEDAR SPRINGS CAPITAL COMPANY                                          5.37         09/07/2007          1,895,541
         660,621  CHARIOT FUNDING LLC++                                                  5.89         09/25/2007            658,600
       2,161,868  CHEYNE FINANCE LLC+/-++                                                5.05         02/25/2008          2,053,861
         758,550  CIT GROUP INCORPORATED+/-                                              5.43         12/19/2007            750,070
      21,012,260  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $21,025,288)                                           5.58         09/04/2007         21,012,260
         606,840  CLIPPER RECEIVABLES CORPORATION                                        6.15         09/19/2007            605,511
       3,047,742  COBBLER FUNDING LIMITED++                                              5.15         10/25/2007          3,025,128
       1,733,287  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45         09/04/2007          1,733,287
       1,706,738  CREDIT AGRICOLE SA                                                     5.34         02/25/2008          1,705,798
         173,708  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73         10/29/2007            173,826
      17,004,405  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $17,014,985)                                           5.60         09/04/2007         17,004,405
       4,551,302  CULLINAN FINANCE CORPORATION                                           5.31         09/04/2007          4,551,302
       1,896,376  CULLINAN FINANCE CORPORATION+/-++                                      5.45         08/04/2008          1,895,788
       1,972,231  DEER VALLEY FUNDING LLC++                                              5.39         09/12/2007          1,969,923
       1,896,376  DEER VALLEY FUNDING LLC++                                              5.89         09/14/2007          1,893,607
       2,654,926  EBBETS FUNDING LLC                                                     6.23         09/25/2007          2,646,802
       2,654,926  FALCON ASSET SECURITIZATION CORPORATION++                              5.30         09/14/2007          2,651,050
       1,137,825  FALCON ASSET SECURITIZATION CORPORATION                                5.37         11/06/2007          1,127,392
          75,855  FIVE FINANCE INCORPORATED+/-++                                         5.33         09/13/2007             75,852
         758,550  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40         10/31/2007            752,254
       1,213,680  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67         06/16/2008          1,213,680
       1,517,101  HARRIER FINANCE FUNDING LLC                                            6.12         09/05/2007          1,516,873
       2,654,926  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66         08/16/2008          2,654,926
       7,448,964  K2 (USA) LLC                                                           6.14         10/05/2007          7,415,369
       2,730,781  KESTREL FUNDING US LLC+/-++                                            5.48         02/25/2008          2,730,672
         379,275  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30         09/05/2007            379,218
       1,137,825  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78         09/13/2007          1,136,335
         189,638  LIBERTY LIGHT US CAPITAL+/-++                                          5.09         11/21/2007            189,681
       2,199,796  LIBERTY STREET FUNDING CORPORATION                                     6.09         09/18/2007          2,195,308
       3,034,201  LIBERTY STREET FUNDING CORPORATION                                     6.25         09/27/2007          3,024,036
       5,689,127  LIQUID FUNDING LIMITED+/-++                                            5.33         06/11/2008          5,688,330
          75,855  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53         02/15/2008             75,850
          56,891  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61         01/02/2008             56,894
       1,896,376  METLIFE GLOBAL FUNDING I+/-++SS.                                       5.49         10/21/2008          1,894,081
       1,517,101  MONT BLANC CAPITAL CORPORATION                                         6.07         09/24/2007          1,512,671
         163,088  MORGAN STANLEY+/-                                                      5.48         11/09/2007            162,948
       1,137,825  MORGAN STANLEY+/-                                                      5.45         04/07/2008          1,137,825
       6,068,402  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $6,072,164)                                            5.58         09/04/2007          6,068,402
       7,585,503  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $7,590,206)                                            5.58         09/04/2007          7,585,503
       1,166,271  MORGAN STANLEY SERIES EXL+/-                                           5.69         09/15/2008          1,164,358
       1,896,376  NATEXIS BANQUES POPULAIRES+/-++                                        5.35         11/09/2007          1,896,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     16,480,565  NATEXIS BANQUES POPULAIRES+/-                                          5.52%        01/25/2008    $    16,442,000
         910,260  NORTH SEA FUNDING LLC++                                                5.40         09/10/2007            909,468
       1,433,660  NORTH SEA FUNDING LLC++                                                5.91         09/13/2007          1,431,782
       1,896,376  PARK AVENUE RECEIVABLES CORPORATION                                    6.06         09/11/2007          1,894,441
       1,668,811  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21         09/11/2007          1,667,108
       1,350,219  PREMIUM ASSET TRUST+/-++                                               5.50         07/15/2008          1,351,408
       3,561,773  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55         02/22/2008          3,562,560
       3,375,549  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28         09/26/2007          3,364,713
       1,365,390  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33         10/26/2007          1,365,363
       1,130,543  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81         09/14/2007          1,128,893
       5,689,127  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02         09/20/2007          5,675,871
       1,517,101  SLM CORPORATION+/-++                                                   5.54         05/12/2008          1,494,359
       3,034,201  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36         04/03/2008          3,034,869
       1,289,535  SURREY FUNDING CORPORATION                                             5.83         09/06/2007          1,289,161
       2,078,428  TASMAN FUNDING INCORPORATED++                                          5.29         09/28/2007          2,071,153
         910,260  TEMPUS FUNDING LLC++                                                   6.19         09/27/2007            907,211
         169,157  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79         09/18/2007            168,812
       1,432,295  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09         09/20/2007          1,428,957
       1,457,858  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/08/2008          1,457,829
         758,550  THREE RIVERS FUNDING CORPORATION                                       5.81         09/13/2007            757,557
       2,459,372  THUNDER BAY FUNDING INCORPORATED                                       6.05         09/25/2007          2,451,846
       7,585,503  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57         08/01/2008          7,585,503
       1,102,780  TULIP FUNDING CORPORATION                                              6.12         09/21/2007          1,100,045
       1,896,376  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35         08/09/2008          1,896,850
         409,617  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36         12/03/2007            409,704
         128,954  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36         12/13/2007            128,627
       1,137,825  VERSAILLES CDS LLC                                                     5.31         09/07/2007          1,137,325
         777,514  VERSAILLES CDS LLC++                                                   5.40         09/24/2007            775,244
       1,896,376  VICTORIA FINANCE LLC+/-++                                              5.35         05/02/2008          1,896,376
       1,896,376  VICTORIA FINANCE LLC+/-++                                              5.47         08/07/2008          1,896,376
         413,106  WHISTLEJACKET CAPITAL LIMITED                                          5.32         09/28/2007            411,661
         113,783  WINDMILL FUNDING CORPORATION++                                         5.28         09/14/2007            113,616
           7,586  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36         10/19/2007              7,584
       1,517,101  YORKTOWN CAPITAL LLC++                                                 6.06         09/12/2007          1,515,326
         758,550  ZELA FINANCE CORPORATION                                               5.34         10/26/2007            752,805

                                                                                                                        240,091,021
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $240,091,021)                                                             240,091,021
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS: 0.85%
       7,965,712  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~#                                                              7,965,712
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,965,712)                                                                            7,965,712
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,175,269,364)*                                   124.88%                                                    $ 1,170,609,551

OTHER ASSETS AND LIABILITIES, NET                        (24.88)                                                       (233,204,078)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   937,405,473
                                                        -------                                                     ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,965,712.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE

AGENCY NOTES - INTEREST BEARING: 1.03%

FEDERAL HOME LOAN BANK: 0.93%
$      5,530,000  FHLB<<                                                             4.25%          05/16/2008      $     5,495,686
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.10%
         630,000  FHLMC<<                                                            4.30           05/05/2008              626,360
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,129,785)                                                                   6,122,046
                                                                                                                    ---------------

AGENCY SECURITIES: 23.79%

FEDERAL AGENCY & GOVERNMENT: 0.17%
         156,158  SBA #500957+/-                                                      8.50          07/25/2014              159,795
          83,865  SBA #501224+/-                                                      6.50          06/25/2015               84,962
          15,107  SBA #502966+/-                                                      9.48          05/25/2015               15,712
         102,594  SBA #503405+/-                                                      8.63          05/25/2016              107,495
         362,143  SBA #503611+/-                                                      8.13          12/25/2021              379,505
          14,400  SBA #503653+/-                                                      8.88          01/25/2010               14,537
         215,516  SBA #503658+/-                                                      9.38          09/25/2010              219,377

                                                                                                                            981,383
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.38%
       4,908,046  FHLMC #1G0052<<+/-                                                  4.79          02/01/2035            4,856,667
         142,903  FHLMC #786614+/-                                                    7.32          08/01/2025              144,101
         106,538  FHLMC #845151+/-                                                    7.17          06/01/2022              107,563
          14,667  FHLMC #846367+/-                                                    7.30          04/01/2029               14,718
       3,660,935  FHLMC #E02227                                                       6.00          11/01/2021            3,698,805
       1,125,756  FHLMC #E90573                                                       6.00          07/01/2017            1,137,377
       5,430,350  FHLMC #G11693<<                                                     5.00          05/15/2020            5,420,696
       8,836,574  FHLMC #G11696<<                                                     5.50          05/15/2020            8,785,534
       1,719,565  FHLMC #G90030                                                       7.50          07/17/2017            1,770,515

                                                                                                                         25,935,976
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.24%
       3,970,359  FNMA # 936591<<+/-                                                  5.72          04/01/2037            3,940,641
         164,896  FNMA #155506+/-                                                     7.06          04/01/2022              166,079
         430,865  FNMA #190815+/-                                                     4.73          07/01/2017              429,016
         160,449  FNMA #253482                                                        8.50          10/01/2030              170,845
       2,310,616  FNMA #289517<<+/-                                                   5.47          04/01/2034            2,338,760
       5,360,954  FNMA #295541<<+/-                                                   5.53          10/01/2032            5,410,710
          43,171  FNMA #318464+/-                                                     6.88          04/01/2025               43,879
         108,678  FNMA #321051+/-                                                     6.97          08/01/2025              110,744
          57,543  FNMA #331866+/-                                                     7.05          12/01/2025               58,068
       3,106,024  FNMA #420263<<+/-                                                   5.55          10/01/2024            3,115,750
       2,722,315  FNMA #420264<<+/-                                                   5.55          07/01/2034            2,730,840
       1,920,981  FNMA #460223<<                                                      5.95          01/01/2009            1,913,817
      15,000,000  FNMA #460900<<                                                      3.92          01/01/2008           14,892,034
       3,930,362  FNMA #462209<<+/-                                                   5.89          04/01/2036            3,931,286
          27,017  FNMA #46698+/-                                                      6.55          12/01/2015               26,878
         969,453  FNMA #545643<<                                                      6.17          12/01/2008              970,143
       1,605,121  FNMA #545927<<                                                      6.50          12/01/2015            1,632,225
       2,430,628  FNMA #631367<<                                                      5.50          02/01/2017            2,416,588
       3,538,543  FNMA #686043<<+/-                                                   4.42          07/01/2033            3,581,162
       2,339,794  FNMA #693015+/-                                                     4.02          06/01/2033            2,352,047
       1,154,290  FNMA #732003+/-                                                     4.40          09/01/2033            1,168,039
       2,491,808  FNMA #734329<<+/-                                                   4.20          06/01/2033            2,506,513
       2,631,481  FNMA #735572                                                        5.00          04/01/2014            2,623,530
       4,091,486  FNMA #735977<<+/-                                                   4.70          08/01/2035            4,039,321
       4,100,229  FNMA #739757<<+/-                                                   3.97          08/01/2033            4,041,712
       3,493,941  FNMA #741447<<+/-                                                   3.93          10/01/2033            3,471,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION:  (Continued)
$      3,067,854  FNMA #741454<<+/-                                                   4.11%         10/01/2033      $     3,081,785
       4,254,659  FNMA #745649<<+/-                                                   4.58          11/01/2035            4,142,824
       2,634,235  FNMA #750805<<+/-                                                   4.67          11/25/2033            2,617,726
       2,625,779  FNMA #764265+/-                                                     4.20          05/01/2034            2,551,152
       1,632,155  FNMA #783249<<+/-                                                   6.22          04/01/2044            1,638,418
       5,442,760  FNMA #783251<<+/-                                                   6.22          04/01/2044            5,463,646
       8,223,283  FNMA #789463+/-                                                     4.38          06/01/2034            8,070,570
       1,990,088  FNMA #806504<<+/-                                                   6.22          10/01/2034            2,003,077
       1,856,341  FNMA #806505<<+/-                                                   6.22          10/01/2044            1,871,785
       4,069,513  FNMA #826179+/-                                                     4.68          07/01/2035            4,026,642
       3,558,332  FNMA #834933<<+/-                                                   5.04          07/01/2035            3,531,791
       2,613,075  FNMA #849014+/-                                                     5.51          01/01/2036            2,611,452
       1,250,000  FNMA #874245                                                        5.48          01/01/2011            1,249,058
       2,919,108  FNMA #901922+/-                                                     5.79          10/01/2036            2,930,670

                                                                                                                        113,872,473
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
          17,402  GNMA #780533                                                        7.00          07/15/2008               17,925
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $141,709,353)                                                                             140,807,757
                                                                                                                    ---------------

ASSET BACKED SECURITIES: 17.47%
         108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                  2001-HE2 CLASS A1+/-                                                6.13          06/15/2031              103,025
       4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4       5.17          12/20/2010            4,286,264
       3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                  5.93          05/16/2011            2,997,374
       3,150,821  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3             3.87          06/15/2009            3,128,678
       3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1         4.40          09/15/2008            2,969,557
       8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)          10.00          07/25/2008              733,600
       1,460,983  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
                  A1+/-                                                               6.31          03/25/2033            1,440,954
         208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                  A1+/-++                                                             6.01          09/25/2032              203,749
         663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                  A1+/-++                                                             5.69          11/25/2033              616,895
       1,267,209  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
                  1A1+/-++                                                            5.86          11/25/2036            1,267,209
         471,039  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-         5.98          12/15/2028              462,631
       2,347,792  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-        5.85          02/15/2035            2,312,105
       2,719,671  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-         5.57          09/20/2023            2,636,337
         291,001  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                  5.53          01/25/2024              286,354
       1,116,420  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                  5.61          10/25/2034            1,097,808
       1,530,113  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                  5.48          10/25/2034            1,497,764
       3,915,357  FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                  5.64          09/25/2029            3,784,338
       2,065,354  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-               5.57          01/20/2033            2,027,689
       4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++    5.58          08/26/2019            3,990,000
       3,414,542  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++             4.38          07/22/2009            3,397,925
         510,369  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++           5.62          12/02/2013              510,369
         516,563  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-          5.74          07/25/2029              506,709
         241,658  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-          5.84          03/15/2035              237,192
       3,337,441  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                           4.45          05/17/2010            3,318,466
       2,950,283  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                            5.60          01/25/2045            2,841,239
       2,289,755  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                           5.62          05/25/2046            2,289,755
       2,361,870  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                         5.81          01/20/2035            2,294,519
         428,915  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3           3.93          01/15/2009              427,275
       3,799,430  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-          5.77          01/20/2036            3,689,595
         127,639  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
                  CLASS A+/-                                                          5.73          12/25/2033              125,647
       1,993,966  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                  A2+/-                                                               6.06          10/20/2029            1,989,194
       1,038,581  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                  A1+/-                                                               5.96          11/15/2031            1,034,926
         507,962  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                  SERIES 2003-2 CLASS A+/-                                            5.77          04/25/2016              498,126
       4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
                  A+/-++                                                              5.44          02/25/2042            3,938,000
       5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
                  A+/-++                                                              5.42          02/25/2042            4,919,000
       3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                  AIO(C)                                                              6.00          08/25/2011              817,125
       2,196,902  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
                  CLASS A3                                                            4.22          02/15/2010            2,182,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE


ASSET BACKED SECURITIES (Continued)
$      3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                      5.11%         03/15/2010     $      3,112,903
       2,044,918  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-         6.01          12/25/2033            1,975,753
       2,374,715  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
                  CLASS A6(0)(0)                                                      4.86          12/25/2032            2,285,595
       3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                     5.50          06/25/2037            2,951,700
       1,852,659  SASC SERIES 2006-GEL3 CLASS A1+/-++                                 5.63          07/25/2036            1,836,333
       1,966,846  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                       5.51          11/25/2035            1,966,846
       2,365,932  SSB RV TRUST SERIES 2001-1 CLASS A5                                 6.30          04/15/2016            2,362,994
         582,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3           5.41          08/12/2011              581,592
       2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++    5.77          05/16/2011            2,500,000
       1,725,190  USXL FUNDING LLC SERIES 2006-1A CLASS A++                           5.38          04/15/2014            1,731,020
       4,000,000  WACHOVIA ASSET SECURITIZATION INCORPORATED+/-++                     5.64          07/25/2037            4,000,000
         132,300  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                  CLASS A+/-                                                          5.75          12/25/2032              130,771
       1,045,808  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                  CLASS AII1+/-                                                       5.77          07/02/2018            1,039,922
       1,357,031  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                  CLASS A+/-                                                          5.73          06/25/2034            1,334,324
       2,699,827  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                    4.79          04/20/2010            2,691,850
       2,035,273  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3            4.40          05/20/2009            2,030,996

TOTAL ASSET BACKED SECURITIES (COST $104,569,342)                                                                       103,392,145
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 28.53%
       2,866,236  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-           5.72          06/25/2037            2,866,236
       3,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-1 CLASS A3                                                     4.88          11/10/2042            2,967,857
          70,079  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-      7.58          07/20/2032               70,929
       1,097,914  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-      4.57          02/25/2033            1,094,135
       2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                  CLASS A2                                                            4.74          09/11/2042            2,139,729
       1,344,904  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-      5.53          05/25/2035            1,336,088
       2,069,967  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-     6.33          07/20/2035            2,084,457
       1,193,486  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-      6.25          06/30/2035            1,202,557
       4,288,517  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-    5.98          08/25/2046            4,303,098
       3,531,751  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-     5.65          04/25/2047            3,420,349
       2,358,576  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                  5.68          04/25/2025            2,345,727
       2,192,211  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                  5.65          12/29/2034            2,151,596
       3,211,340  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                5.91          11/25/2034            3,182,269
       3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                             5.24          10/15/2010            3,995,112
       2,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CP4 CLASS A4                                            6.18          12/15/2035            2,043,303
         439,536  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-AR17 CLASS 2A1+/-                                       7.03          12/19/2039              449,948
         623,997  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-AR2 CLASS 2A1+/-                                        4.91          02/25/2033              634,851
         895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            6.07          09/25/2033              883,147
         155,319  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-    5.76          05/25/2031              155,269
         452,257  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-     5.79          09/25/2031              452,138
       2,099,411  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A       7.00          02/25/2043            2,169,324
       2,494,964  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-    6.18          02/25/2043            2,515,028
       3,893,603  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2      7.00          03/25/2043            4,005,977
       3,037,689  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2      7.00          07/25/2043            3,120,278
       3,583,910  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A       7.50          09/25/2043            3,707,107
       2,725,333  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS
                  1A1+/-                                                              6.23          02/25/2045            2,723,357
         232,346  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-       6.51          11/19/2032              232,156
         298,607  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                   7.55          11/10/2023              299,816
         690,112  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                         7.50          05/25/2042              719,916
         424,264  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                       5.62          09/26/2033              424,154
         910,722  FNMA SERIES 2002-90 CLASS A2                                        6.50          11/25/2042              930,392
       1,812,036  FNMA SERIES 2003-W4 CLASS 3A                                        7.00          10/25/2042            1,872,304
       1,952,617  FNMA SERIES 2004-W2 CLASS 2A2                                       7.00          02/25/2044            2,029,792
          53,989  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                         5.56          08/25/2031               53,988
         825,177  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                            7.50          08/25/2042              864,913
         170,171  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                        5.68          02/25/2033              170,179
       2,975,284  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                  CLASS A2                                                            4.71          05/10/2043            2,930,184
       3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2005-C1 CLASS A2                                                    4.47          05/10/2043            2,939,046
         665,614  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-    5.79          03/25/2027              643,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$      4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-    5.47%         02/25/2036      $     3,945,345
       3,132,290  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-      5.80          02/25/2036            3,050,010
       5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2003-C2 CLASS A2                                                    4.02          01/05/2036            4,894,614
       7,504,815  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++              5.91          10/25/2034            7,422,818
       4,687,442  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++            5.67          03/25/2035            4,595,464
       4,458,234  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++            5.67          09/25/2035            4,462,414
       1,998,380  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++               5.81          03/25/2035            1,998,380
       2,220,783  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-         5.88          01/19/2035            2,177,173
         818,945  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                       5.73          09/16/2035              807,616
       2,804,984  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                           6.45          05/25/2037            2,780,022
       1,894,225  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                          5.83          05/25/2037            1,894,225
       1,450,865  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                  CLASS 2A2+/-                                                        4.21          02/25/2033            1,446,130
       2,423,352  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-       5.99          03/15/2025            2,361,766
       1,424,519  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-     5.80          03/25/2028            1,399,923
       1,439,983  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-      5.66          04/25/2028            1,414,740
       1,095,726  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-      5.55          04/25/2029            1,093,118
       3,189,556  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                  A3+/-                                                               4.60          03/25/2033            3,269,617
       1,522,549  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
                  SERIES 2003-1 CLASS A+/-                                            5.78          11/25/2015            1,496,761
         641,066  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-         5.70          11/10/2030              641,349
         449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-           7.56          11/10/2030              453,885
         481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-            5.93          02/25/2033              469,055
         480,604  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2002-HS3 CLASS 2A+/-                                                5.67          08/25/2032              473,155
         519,632  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-HS1 CLASS AII+/-                                               5.61          12/25/2032              512,162
         910,264  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-HS3 CLASS A+/-                                                 5.59          09/25/2029              888,895
       2,130,115  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                        5.94          10/20/2027            2,125,956
         651,373  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                    5.87          06/20/2033              651,193
       1,810,597  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                    5.86          12/20/2033            1,810,064
         820,966  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                          5.67          10/19/2026              820,748
       4,476,229  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 1999-20B CLASS 1                                             5.95          02/01/2019            4,554,563
         232,215  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2000-10C CLASS 1                                             7.88          05/01/2010              236,216
       1,233,917  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                  2A1+/-                                                              3.83          03/25/2033            1,224,984
       1,671,782  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
                  A+/-++                                                              5.67          11/30/2034            1,671,782
       2,067,718  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                  CLASS A+/-                                                          5.67          09/25/2025            2,020,576
       4,416,066  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS
                  1A1++                                                               6.00          11/25/2036            4,460,668
       1,065,796  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS
                  A1+/-++                                                             5.76          08/25/2046            1,065,796
       2,447,294  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
                  A1+/-++                                                             5.79          05/25/2047            2,447,294
       2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  A4+/-                                                               5.24          07/15/2042            2,489,747
       2,466,525  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2003-AR1 CLASS
                  A6+/-                                                               4.47          03/25/2033            2,456,829
       2,772,030  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-AR1 CLASS
                  A1A+/-                                                              5.83          01/25/2035            2,732,830
       1,098,967  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-AR6 CLASS
                  2A1A+/-                                                             5.74          04/25/2035            1,069,726
       5,227,824  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR11
                  CLASS 3A1A+/-                                                       5.94          09/25/2046            5,225,733
       2,137,180  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR3 CLASS
                  A1A+/-                                                              6.02          02/25/2046            2,138,035
       2,194,042  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS
                  DA+/-                                                               5.99          06/25/2046            2,194,261
       3,346,441  WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR5 CLASS
                  5A+/-                                                               6.01          06/25/2046            3,364,178

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $170,307,307)                                                           168,840,258
                                                                                                                    ----------------

CORPORATE BONDS & NOTES: 10.43%

APPAREL & ACCESSORY STORES: 0.30%
       1,770,000  FEDERATED DEPARTMENT STORES INCORPORATED                            6.63          09/01/2008           1,779,243
                                                                                                                    ---------------

COMMUNICATIONS: 0.21%
       1,226,000  TIME WARNER ENTERTAINMENT COMPANY LP                                7.25          09/01/2008            1,234,790
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE

DEPOSITORY INSTITUTIONS: 2.91%
$      1,500,000  ASSOCIATED BANK GREEN BAY                                           3.70%         10/01/2007      $     1,497,789
       2,000,000  ASSOCIATED BANK NA+/-                                               5.48          02/01/2008            2,001,076
       3,000,000  GREATER BAY BANCORP                                                 5.25          03/31/2008            2,992,281
       1,650,000  MERRILL LYNCH+/-                                                    5.61          01/02/2008            1,650,073
       2,500,000  NATIONAL CITY BANK+/-                                               5.38          02/07/2008            2,500,940
       2,000,000  ROSLYN BANCORP INCORPORATED                                         7.50          12/01/2008            2,042,820
       1,500,000  SOVEREIGN BANK+/-                                                   4.38          08/01/2013            1,482,590
       3,035,000  WACHOVIA CORPORATION                                                6.30          04/15/2008            3,060,494

                                                                                                                         17,228,063
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 0.34%
       2,000,000  SOUTHWESTERN PUBLIC SERVICE                                         6.20          03/01/2009            2,026,776
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 0.90%
       2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                 4.75          08/15/2010            2,237,994
       3,115,000  DOMINION RESOURCES INCORPORATED SERIES D+/-                         5.66          09/28/2007            3,114,685

                                                                                                                          5,352,679
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 1.28%
       2,500,000  GENERAL MILLS INCORPORATED                                          6.38          10/15/2008            2,517,218
       2,500,000  GENERAL MILLS INCORPORATED+/-                                       5.49          01/22/2010            2,490,540
       2,500,000  PEPSIAMERICAS INCORPORATED                                          6.38          05/01/2009            2,559,393

                                                                                                                          7,567,151
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 0.34%
       2,000,000  CVS CAREMARK CORPORATION+/-                                         5.66          06/01/2010            1,991,334
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 0.42%
       2,550,000  CPG PARTNERS LP                                                     3.50          03/15/2009            2,484,271
                                                                                                                    ---------------

INSURANCE CARRIERS: 0.48%
       2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                        5.53          09/15/2009            2,849,395
                                                                                                                    ---------------

METAL MINING: 0.34%
       2,000,000  ALCAN INCORPORATED                                                  6.25          11/01/2008            2,013,190
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.55%
         449,749  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                            5.62          07/15/2009              453,631
       2,800,000  FORTUNE BRANDS INCORPORATED                                         6.25          04/01/2008            2,808,537

                                                                                                                          3,262,168
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.65%
       1,837,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    4.13          09/01/2009            1,812,750
       2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                 5.53          04/03/2009            2,004,926

                                                                                                                          3,817,676
                                                                                                                    ---------------

REAL ESTATE: 0.34%
       1,950,000  DUKE-WEEKS REALTY                                                   7.75         11/15/2009             2,039,300
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.42%
       2,500,000  PROLOGIS TRUST                                                      5.25         11/15/2010             2,483,503
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.36%
       2,000,000  WESTERN FINANCIAL BANK                                              9.63         05/15/2012             2,147,724
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

TRANSPORTATION EQUIPMENT: 0.59%
$      2,000,000  CARGILL INCORPORATED++                                               3.63%       03/04/2009       $     1,963,710
       1,500,000  FORD MOTOR CREDIT COMPANY+/-                                         6.19        09/28/2007             1,497,155

                                                                                                                          3,460,865
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $61,778,681)                                                                         61,738,128
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS: 0.67%
       3,970,000  SABMILLER PLC+/-++                                                   5.66        07/01/2009             3,977,920

TOTAL FOREIGN CORPORATE BONDS@ (COST $3,965,891)                                                                          3,977,920
                                                                                                                    ---------------

LOAN PARTICIPATION: 0.67%
         747,703  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                         6.40        10/15/2020               745,386
       1,713,869  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                3.61        06/25/2016             1,874,459
       1,358,084  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP
                  SERIES D#66                                                          5.37        09/08/2019             1,334,996

TOTAL LOAN PARTICIPATION (COST $3,819,657)                                                                                3,954,841
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 6.34%
       4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
                  REVENUE SERIES VIII-A2+/-SS.                                         5.59        12/01/2032             4,700,000
         875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
                  REVENUE)                                                             5.20        12/01/2007               876,400
         255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)             3.80        01/01/2008               254,072
         505,000  HUNTERDON COUNTY NJ (GO)                                             5.13        11/01/2007               505,020
       2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D                         5.05        07/01/2008             1,999,860
       3,000,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                      5.24        07/01/2011             3,003,210
         825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                          4.00        12/01/2007               823,796
       1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES
                  E (COLLEGE & UNIVERSITY REVENUE)                                     4.92        03/15/2010             1,906,880
       1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B
                  (PROPERTY TAX REVENUE)                                               2.75        03/15/2008               988,160
       3,870,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
                  GNMA INSURED)                                                        5.57        09/01/2016             3,881,726
       4,880,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                5.84        09/01/2016             4,904,107
       3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                  INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^              5.08        06/30/2010             2,602,890
       3,850,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                       6.04        10/01/2030             3,864,245
       3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST
                  SECURITY BANK LOC)                                                   5.50        07/01/2026             3,714,488
       2,500,000  STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC, MBIA INSURED)           3.99        11/01/2007             2,495,575
       1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA
                  INSURED)                                                             5.29        09/01/2008             1,027,604

TOTAL MUNICIPAL BONDS & NOTES (COST $37,511,823)                                                                         37,548,033
                                                                                                                    ---------------

US TREASURY SECURITIES: 4.70%

US TREASURY NOTES: 4.70%
       7,005,000  US TREASURY NOTE<<#                                                  3.00        02/15/2008             6,966,143
       6,925,000  US TREASURY NOTE                                                     3.75        05/15/2008             6,889,835
      10,000,000  US TREASURY NOTE<<                                                   4.63        09/30/2008            10,035,940
       4,000,000  US TREASURY NOTE<<                                                   3.38        12/15/2008             3,956,562

                                                                                                                         27,848,480
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $27,918,410)                                                                          27,848,480
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 22.20%

COLLATERAL INVESTED IN OTHER ASSETS: 22.20%
         452,113  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                             5.59        11/21/2007               452,127
           4,973  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.48        01/18/2008                 4,971

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE            VALUE

COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$         45,211  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                   5.46%       09/27/2007       $        45,210
       1,808,454  AMSTERDAM FUNDING CORPORATION                                        6.16        09/18/2007             1,804,765
       1,051,164  ATLAS CAPITAL FUNDING CORPORATION++                                  5.32        09/13/2007             1,049,787
       1,808,454  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.50        04/25/2008             1,808,146
       1,130,284  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.10        10/25/2007             1,130,329
       1,130,284  ATOMIUM FUNDING CORPORATION++                                        5.89        09/19/2007             1,127,808
       2,260,567  BASF FINANCE EUROPE NV+/-++                                          5.35        09/19/2008             2,259,889
         232,838  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.96        09/27/2007               232,757
       1,130,284  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.46        10/05/2007             1,130,284
       2,260,567  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,261,961)          5.55        09/04/2007             2,260,567
       4,521,135  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED  (MATURITY VALUE $4,523,948)                     5.60        09/04/2007             4,521,135
       2,181,447  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                    5.50        10/03/2007             2,180,575
       1,356,340  BNP PARIBAS+/-                                                       5.33        05/07/2008             1,354,509
       4,521,135  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $4,523,938)                                          5.58        09/04/2007             4,521,135
       1,808,454  BRYANT PARK FUNDING LLC++                                            6.12        09/19/2007             1,804,493
       1,356,340  BUCKINGHAM III CDO LLC                                               5.34        09/17/2007             1,353,763
       1,130,284  CEDAR SPRINGS CAPITAL COMPANY                                        5.37        09/07/2007             1,129,786
         393,746  CHARIOT FUNDING LLC++                                                5.89        09/25/2007               392,541
       1,288,523  CHEYNE FINANCE LLC+/-++                                              5.05        02/25/2008             1,224,149
         452,113  CIT GROUP INCORPORATED+/-                                            5.43        12/19/2007               447,059
      12,433,120  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $12,440,828)                                         5.58        09/04/2007            12,433,120
         361,691  CLIPPER RECEIVABLES CORPORATION                                      6.15        09/19/2007               360,899
       1,033,079  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.45        09/04/2007             1,033,079
       1,017,255  CREDIT AGRICOLE SA                                                   5.34        02/25/2008             1,016,695
         103,534  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-          5.73        10/29/2007               103,604
      10,135,018  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $10,141,324)                          5.60        09/04/2007            10,135,018
       2,712,681  CULLINAN FINANCE CORPORATION                                         5.31        09/04/2007             2,712,681
       1,130,284  CULLINAN FINANCE CORPORATION+/-++                                    5.45        08/04/2008             1,129,933
       1,175,495  DEER VALLEY FUNDING LLC++                                            5.39        09/12/2007             1,174,120
       1,130,284  DEER VALLEY FUNDING LLC++                                            5.89        09/14/2007             1,128,633
       1,582,397  EBBETS FUNDING LLC                                                   6.23        09/25/2007             1,577,555
       1,582,397  FALCON ASSET SECURITIZATION CORPORATION++                            5.30        09/14/2007             1,580,087
         678,170  FALCON ASSET SECURITIZATION CORPORATION                              5.37        11/06/2007               671,951
          45,211  FIVE FINANCE INCORPORATED+/-++                                       5.33        09/13/2007                45,210
         452,113  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40        10/31/2007               448,361
         723,382  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.67        06/16/2008               723,382
         904,227  HARRIER FINANCE FUNDING LLC                                          6.12        09/05/2007               904,091
       1,582,397  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.66        08/16/2008             1,582,397
       4,439,754  K2 (USA) LLC                                                         6.14        10/05/2007             4,419,731
       1,627,608  KESTREL FUNDING US LLC+/-++                                          5.48        02/25/2008             1,627,543
         226,057  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        6.30        09/05/2007               226,023
         678,170  LEXINGTON PARKER CAPITAL CORPORATION                                 5.78        09/13/2007               677,282
         113,028  LIBERTY LIGHT US CAPITAL+/-++                                        5.09        11/21/2007               113,054
       1,311,129  LIBERTY STREET FUNDING CORPORATION                                   6.09        09/18/2007             1,308,454
       1,808,454  LIBERTY STREET FUNDING CORPORATION                                   6.25        09/27/2007             1,802,395
       3,390,851  LIQUID FUNDING LIMITED+/-++                                          5.33        06/11/2008             3,390,376
          45,211  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                            5.53        02/15/2008                45,209
          33,909  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                  5.61        01/02/2008                33,910
       1,130,284  METLIFE GLOBAL FUNDING I+/-++SS.                                     5.49        10/21/2008             1,128,916
         904,227  MONT BLANC CAPITAL CORPORATION                                       6.07        09/24/2007               901,587
          97,204  MORGAN STANLEY+/-                                                    5.48        11/09/2007                97,121
         678,170  MORGAN STANLEY+/-                                                    5.45        04/07/2008               678,170
       3,616,908  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,619,150)                                          5.58        09/04/2007             3,616,908
       4,521,135  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $4,523,938)                                          5.58        09/04/2007             4,521,135
         695,124  MORGAN STANLEY SERIES EXL+/-                                         5.69        09/15/2008               693,984
       1,130,284  NATEXIS BANQUES POPULAIRES+/-++                                      5.35        11/09/2007             1,130,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE            VALUE

COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$        542,536  NORTH SEA FUNDING LLC++                                              5.40%       09/10/2007       $       542,064
         854,494  NORTH SEA FUNDING LLC++                                              5.91        09/13/2007               853,375
       1,130,284  PARK AVENUE RECEIVABLES CORPORATION                                  6.06        09/11/2007             1,129,131
         994,650  PERRY GLOBAL FUNDING LLC SERIES A                                    6.21        09/11/2007               993,635
         804,762  PREMIUM ASSET TRUST+/-++                                             5.50        07/15/2008               805,470
       2,122,899  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.55        02/22/2008             2,123,368
       2,011,905  SANTANDER CENTRAL HISPANO FINANCE SA                                 5.28        09/26/2007             2,005,447
         813,804  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                           5.33        10/26/2007               813,788
         673,830  SHEFFIELD RECEIVABLES CORPORATION++                                  5.81        09/14/2007               672,846
       3,390,851  SHEFFIELD RECEIVABLES CORPORATION++                                  6.02        09/20/2007             3,382,950
         904,227  SLM CORPORATION+/-++                                                 5.54        05/12/2008               890,673
       1,808,454  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36        04/03/2008             1,808,852
         768,593  SURREY FUNDING CORPORATION                                           5.83        09/06/2007               768,370
       1,238,791  TASMAN FUNDING INCORPORATED++                                        5.29        09/28/2007             1,234,455
         542,536  TEMPUS FUNDING LLC++                                                 6.19        09/27/2007               540,719
         100,821  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.79        09/18/2007               100,616
         853,681  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09        09/20/2007               851,692
         868,917  THE TRAVELERS INSURANCE COMPANY+/-                                   5.40        02/08/2008               868,899
         452,113  THREE RIVERS FUNDING CORPORATION                                     5.81        09/13/2007               451,521
       1,465,842  THUNDER BAY FUNDING INCORPORATED                                     6.05        09/25/2007             1,461,357
       4,521,135  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.57        08/01/2008             4,521,135
         657,283  TULIP FUNDING CORPORATION                                            6.12        09/21/2007               655,652
       1,130,284  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.35        08/09/2008             1,130,566
         244,141  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36        12/03/2007               244,193
          76,859  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36        12/13/2007                76,665
         678,170  VERSAILLES CDS LLC                                                   5.31        09/07/2007               677,872
         463,416  VERSAILLES CDS LLC++                                                 5.40        09/24/2007               462,063
       1,130,284  VICTORIA FINANCE LLC+/-++                                            5.35        05/02/2008             1,130,284
       1,130,284  VICTORIA FINANCE LLC+/-++                                            5.47        08/07/2008             1,130,284
         246,221  WHISTLEJACKET CAPITAL LIMITED                                        5.32        09/28/2007               245,359
          67,817  WINDMILL FUNDING CORPORATION++                                       5.28        09/14/2007                67,716
           4,521  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                5.36        10/19/2007                 4,524
         904,227  YORKTOWN CAPITAL LLC++                                               6.06        09/12/2007               903,169
         452,113  ZELA FINANCE CORPORATION                                             5.34        10/26/2007               448,684

                                                                                                                        131,406,257
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $131,406,257)                                                             131,406,257
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS: 5.69%
      33,650,759  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            33,650,759
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,650,759)                                                                          33,650,759
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $722,767,265)*                                     121.52%                                                    $   719,286,624

OTHER ASSETS AND LIABILITIES, NET                        (21.52)                                                      (127,385,614)
                                                         -------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   591,901,010
                                                         -------                                                    ---------------

<<     ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-    VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#      SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,650,759.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE

AGENCY SECURITIES: 37.12%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.93%
$      6,714,484  FHLMC  #1J1419+/-                                                    6.53%       12/01/2036       $     6,830,574
       5,011,818  FHLMC #1B3391+/-<<                                                   5.77        05/01/2037             5,005,935
       5,019,717  FHLMC #1G2598+/-                                                     6.16        01/01/2037             5,053,837
       5,732,113  FHLMC #1H1402+/-                                                     5.54        06/01/2037             5,711,553
       5,472,825  FHLMC #1J1389+/-                                                     6.69        11/01/2036             5,555,751
       4,498,095  FHLMC #1J1465+/-<<                                                   5.90        01/01/2037             4,479,639
       6,593,383  FHLMC #1J1578+/-<<                                                   6.01        04/01/2037             6,598,252
       5,891,590  FHLMC #1J1581+/-                                                     5.94        04/01/2037             5,904,330
      11,130,687  FHLMC #1J1647+/-<<                                                   5.91        04/01/2037            11,136,403
       4,169,629  FHLMC #1J1770+/-                                                     5.94        03/01/2037             4,183,084
       5,063,521  FHLMC #1K1261+/-                                                     5.67        06/01/2037             5,055,753
       3,907,786  FHLMC #1N0148+/-                                                     5.88        04/01/2036             3,931,790
       4,462,126  FHLMC #1N0287+/-                                                     6.63        11/01/2036             4,544,804
       1,850,753  FHLMC #B13150<<                                                      4.00        03/01/2019             1,745,956
       2,113,590  FHLMC #E01279<<                                                      5.50        01/01/2018             2,108,045
       3,163,793  FHLMC #E01445<<                                                      4.00        09/01/2018             2,984,757
       5,395,233  FHLMC #E01497<<                                                      5.50        11/01/2018             5,376,211
       2,598,629  FHLMC #E96462<<                                                      4.50        05/01/2018             2,499,592
      14,666,466  FHLMC #E97666<<                                                      4.00        07/01/2018            13,835,992
       6,512,333  FHLMC #G02455<<                                                      5.50        10/01/2030             6,385,355
       2,305,314  FHLMC #G11594<<                                                      5.50        08/01/2019             2,296,944
       6,548,072  FHLMC #G11658<<                                                      5.50        01/01/2020             6,518,096
       2,980,736  FHLMC #G11720                                                        4.50        08/01/2020             2,863,606
       4,877,287  FHLMC #G12456<<                                                      4.00        10/01/2021             4,570,923
         899,215  FHLMC #G12457                                                        4.00        02/01/2020               844,897
       3,461,417  FHLMC #G12474<<                                                      5.50        01/01/2017             3,454,664
      16,004,324  FHLMC #G12545<<                                                      4.00        10/01/2021            14,999,021
       2,495,759  FHLMC #G12569<<                                                      4.00        05/01/2020             2,345,000
       2,485,792  FHLMC #G12570<<                                                      4.00        02/01/2021             2,329,649
      14,016,577  FHLMC #G12732                                                        4.00        06/01/2020            13,222,901
       4,534,520  FHLMC #G30289<<                                                      7.00        09/01/2025             4,708,418
       5,914,000  FHLMC #G30341                                                        6.00        08/01/2026             5,953,120
      21,573,212  FHLMC #H09069                                                        6.50        09/01/2037            21,777,146
      19,463,000  FHLMC #H09074                                                        6.50        09/01/2037            19,640,904
       1,441,736  FHLMC #J02372                                                        5.50        05/01/2020             1,436,502
       1,481,543  FHLMC #J02373<<                                                      5.50        05/01/2020             1,476,164
       1,573,689  FHLMC #J04514<<                                                      5.50        03/01/2017             1,569,426
       3,758,273  FHLMC #M30033                                                        4.50        04/01/2020             3,653,456

                                                                                                                        222,588,450
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.88%
       6,676,678  FNMA #190337<<                                                       5.00        07/01/2033             6,368,980
      32,504,370  FNMA #254828                                                         5.00        08/01/2033            31,006,389
       7,799,877  FNMA #254949                                                         5.00        11/01/2033             7,440,416
       1,573,572  FNMA #256559                                                         5.50        01/01/2017             1,569,393
       1,444,211  FNMA #256646                                                         5.50        03/01/2017             1,440,375
       5,023,221  FNMA #256682                                                         5.50        04/01/2017             5,009,880
       5,657,904  FNMA #256719<<                                                       5.50        05/01/2017             5,642,878
       5,777,432  FNMA #694406<<                                                       5.50        03/01/2033             5,658,849
       1,511,337  FNMA #699613                                                         5.50        06/01/2033             1,480,316
      14,531,220  FNMA #702005                                                         5.50        05/01/2033            14,232,964
      15,623,528  FNMA #725222<<                                                       5.50        02/01/2034            15,302,852
       1,436,716  FNMA #725564                                                         4.50        04/01/2009             1,422,236
      11,266,698  FNMA #725610<<                                                       5.50        07/01/2034            11,024,435
       6,523,875  FNMA #725611<<                                                       5.50        06/01/2034             6,389,970
          91,440  FNMA #728720<<                                                       5.00        07/01/2033                87,226
       6,740,656  FNMA #728877<<                                                       5.00        08/01/2033             6,430,009
      17,814,436  FNMA #735224<<                                                       5.50        02/01/2035            17,448,791
       5,897,549  FNMA #735301<<                                                       4.00        03/01/2020             5,534,517
      13,364,332  FNMA #745018<<                                                       4.00        09/01/2020            12,541,670

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     13,869,322  FNMA #745314<<                                                       4.00%       05/01/2034        $   12,494,461
       1,161,109  FNMA #745666+/-                                                      6.41        07/01/2036             1,177,759
       4,400,024  FNMA #745743<<                                                       4.00        05/01/2021             4,118,946
       3,417,650  FNMA #822051+/-<<                                                    5.02        07/01/2035             3,363,420
       1,538,550  FNMA #835243+/-                                                      4.87        09/01/2035             1,500,543
       2,603,577  FNMA #868444+/-                                                      5.74        04/01/2036             2,591,600
       4,198,302  FNMA #888061+/-<<                                                    5.08        10/01/2036             4,123,676
       7,425,640  FNMA #888091                                                         5.50        12/01/2030             7,281,041
       8,364,598  FNMA #888202<<                                                       5.50        02/01/2017             8,342,383
       1,414,654  FNMA #888254+/-                                                      5.19        11/01/2036             1,390,525
      20,822,393  FNMA #888632                                                         5.00        04/01/2036            19,563,290
       5,820,771  FNMA #906216+/-                                                      5.95        01/01/2037             5,853,513
       3,125,847  FNMA #917831+/-                                                      5.61        05/01/2037             3,106,793
       2,535,989  FNMA #917894+/-                                                      5.82        05/01/2037             2,540,249
      15,716,960  FNMA #920959+/-<<                                                    6.47        01/01/2037            15,851,306
       6,524,612  FNMA #922164+/-                                                      5.70        05/01/2037             6,511,724
      21,699,973  FNMA #928260<<                                                       4.00        03/01/2036            19,541,149
       4,257,883  FNMA #938180+/-                                                      5.84        06/01/2037             4,284,746
       4,528,900  FNMA #942301+/-                                                      5.78        07/01/2037             4,546,768
       5,475,515  FNMA #946609+/-                                                      5.90        09/01/2037             5,516,514
       9,093,029  FNMA #946704+/-                                                      5.90        09/01/2037             9,197,812
      46,620,000  FNMA TBA%%                                                           5.50        10/01/2020            46,343,170
      38,397,000  FNMA TBA%%                                                           6.00        10/01/2021            38,804,968
      43,920,000  FNMA TBA%%                                                           5.50        10/01/2033            42,890,603

                                                                                                                        426,969,105
                                                                                                                     --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.31%
       7,358,853  GNMA #3624<<                                                         5.50        10/20/2034             7,223,661
      11,464,000  GNMA #4018                                                           6.50        08/20/2037            11,675,795
       3,535,000  GNMA #4019                                                           7.00        08/20/2037             3,641,774
       2,293,000  GNMA #4030                                                           7.00        09/01/2037             2,368,597
      17,813,000  GNMA TBA%%                                                           6.50        10/01/2036            18,155,344

                                                                                                                         43,065,171
                                                                                                                     --------------

TOTAL AGENCY SECURITIES (COST $692,640,057)                                                                             692,622,726
                                                                                                                     --------------

ASSET BACKED SECURITIES: 4.16%
       2,170,602  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS
                  A4                                                                   2.84        08/06/2010             2,169,373
       3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                  CLASS A3                                                             5.27        10/08/2009             3,903,029
       1,111,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8            5.59        11/17/2014             1,126,640
         339,373  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8              6.48        12/26/2009               339,949
       1,460,109  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7               6.42        12/26/2009             1,460,712
       2,931,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3          5.03        10/15/2009             2,922,554
       2,188,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A         5.00        04/15/2011             2,175,580
       3,580,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                         3.22        06/15/2010             3,568,898
       2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2006-1 CLASS A2(0)(0)                                                5.68        07/25/2036             2,306,263
       2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2006-2 CLASS A2(0)(0)                                                5.56        09/25/2036             2,249,635
       3,065,301  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                  CLASS A2A+/-                                                         5.55        12/25/2036             3,036,513
       3,270,018  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                       5.72        09/15/2011             3,272,286
       1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                  CLASS A5                                                             6.21        12/30/2011             1,445,864
       4,896,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2        5.55        08/25/2021             4,839,299
       1,367,470  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-     5.61        05/25/2047             1,355,030
       2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                    4.94        02/08/2012             2,296,536
       1,013,000  DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-               5.75        04/16/2010             1,013,058
       3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++             5.26        04/25/2037             3,564,886
         672,901  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                  3.48        11/15/2008               671,593
         507,626  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                  4.17        01/15/2009               506,411
       2,287,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++           5.34        01/15/2010             2,291,459

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

ASSET BACKED SECURITIES (CONTINUED)
$      1,829,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2              5.29%       01/18/2011       $     1,827,830
         597,443  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS
                  A1B (0)(0)                                                           5.14        11/25/2035               592,383
       2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7           2.65        11/15/2010             2,662,621
         458,160  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-           5.58        12/25/2035               456,080
       1,450,364  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-            5.55        01/25/2037             1,432,104
       1,366,594  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-           5.56        12/25/2036             1,355,429
       1,313,553  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-     5.62        02/25/2047             1,310,028
       5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-      5.66        08/15/2012             5,129,292
       1,334,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3           5.16        02/15/2010             1,331,222
         987,739  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                  CLASS AF (0)(0)                                                      5.42        12/25/2036               972,424
       1,356,265  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RS7 CLASS AI6+/-                                                5.34        08/25/2033             1,309,963
       2,916,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                        4.41        07/25/2025             2,914,571
         518,797  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4            3.20        12/13/2010               511,073
       1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4            5.52        11/12/2012             1,113,267
       1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3            5.26        11/14/2011             1,408,100
          47,977  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                         3.16        02/17/2009                47,923
       2,286,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                         3.53        06/15/2011             2,260,479
         208,694  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                         3.90        07/15/2009               207,668
       3,134,367  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                     3.66        07/20/2010             3,130,540
         310,790  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                     3.15        05/20/2011               309,656
         582,373  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                     2.81        08/22/2011               577,884
         274,004  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                    4.25        06/17/2010               272,600

TOTAL ASSET BACKED SECURITIES (COST $77,863,924)                                                                         77,648,705
                                                                                                                     --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 43.06%
       3,653,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                      5.42        04/15/2037             3,587,319
       1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2002-PB2 CLASS B                                                     6.31        06/11/2035             1,206,504
       1,266,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2003-1 CLASS A2                                                      4.65        09/11/2036             1,216,130
       3,355,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS A4                                                      4.76        11/10/2039             3,216,016
         393,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS A5                                                      4.58        11/10/2038               372,855
         435,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-4 CLASS A5A                                                     4.93        07/10/2045               416,868
         445,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-5 CLASS A4+/-                                                   5.12        10/10/2045               431,610
       5,092,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-6 CLASS A4+/-                                                   5.35        09/10/2047             4,989,167
       3,688,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-ESA CLASS C++                                            4.94        05/14/2016             3,689,550
       2,506,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-T18 CLASS A4+/-                                          4.93        02/13/2042             2,409,306
         649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                  CLASS A6                                                             4.83        11/11/2041               623,821
       2,938,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW15
                  CLASS A3                                                             5.31        02/11/2044             2,881,327
       1,539,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-        5.36        04/15/2040             1,469,129
       4,907,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                  CLASS E+/-                                                           7.22        05/15/2032             4,931,803
         680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                  CLASS C+/-                                                           7.71        08/15/2033               717,938
       2,534,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2004-LB3A CLASS B+/-                                                 5.44        07/10/2037             2,408,916
       4,360,525  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-      5.58        07/25/2036             4,352,242
       5,640,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A2                                            5.18        11/15/2036             5,540,627
       2,602,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-C4 CLASS A4+/-                                           5.14        08/15/2036             2,551,184
       3,542,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C5 CLASS A4                                              4.83        11/15/2037             3,396,203
       1,182,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS AAB                                             4.82        02/15/2038             1,152,332
       1,225,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C2 CLASS A4                                              4.83        04/15/2037             1,169,517
       2,956,525  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-     7.30        06/10/2032             3,030,092
      15,599,298  FHLB SERIES I7-2014 CLASS 1                                          5.34        03/20/2014            15,545,675
      15,347,225  FHLB SERIES VN-2015 CLASS A                                          5.46        11/27/2015            15,443,745

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$      2,521,433  FHLMC SERIES 2583 CLASS TD                                           4.50%       12/15/2013        $    2,460,729
       2,815,000  FHLMC SERIES 2590 CLASS NU                                           5.00        06/15/2017             2,790,802
       9,072,706  FHLMC SERIES 2603 CLASS KT<<                                         4.75        07/15/2014             8,716,453
       5,277,357  FHLMC SERIES 2614 CLASS TD<<                                         3.50        05/15/2016             5,110,371
       2,565,000  FHLMC SERIES 2623 CLASS AJ                                           4.50        07/15/2016             2,493,795
          12,765  FHLMC SERIES 2631 CLASS MT                                           3.50        01/15/2022                12,700
      10,796,869  FHLMC SERIES 2632 CLASS NE                                           4.00        06/15/2013            10,446,009
       3,067,690  FHLMC SERIES 2645 CLASS MK                                           3.50        07/15/2022             3,047,363
      12,800,810  FHLMC SERIES 2647 CLASS PJ<<                                         3.25        06/15/2026            12,491,772
         218,782  FHLMC SERIES 2727 CLASS PW                                           3.57        06/15/2029               214,175
       2,808,000  FHLMC SERIES 2790 CLASS TN                                           4.00        05/15/2024             2,463,053
       4,574,000  FHLMC SERIES 2804 CLASS EB                                           5.50        07/15/2030             4,594,260
       1,258,835  FHLMC SERIES 2814 CLASS BD                                           4.00        04/15/2018             1,223,278
       4,061,366  FHLMC SERIES 2890 CLASS AP<<                                         3.75        12/15/2011             3,986,114
       1,387,048  FHLMC SERIES 2899 CLASS QY                                           4.00        10/15/2025             1,368,049
       1,735,415  FHLMC SERIES 2975 CLASS EA<<                                         5.00        05/15/2018             1,727,011
         365,591  FHLMC SERIES 3000 CLASS PA                                           3.90        01/15/2023               357,045
       4,105,000  FHLMC SERIES 3017 CLASS TA                                           4.50        08/15/2035             3,982,961
       3,409,506  FHLMC SERIES 3020 CLASS MA                                           5.50        04/15/2027             3,424,087
       6,635,742  FHLMC SERIES 3034 CLASS EH<<                                         5.50        12/15/2034             6,666,280
       1,590,119  FHLMC SERIES 3035 CLASS PA<<                                         5.50        09/15/2035             1,596,986
       2,713,000  FHLMC SERIES 3062 CLASS LC                                           5.50        11/15/2028             2,716,242
       1,962,656  FHLMC SERIES 3075 CLASS PA<<                                         5.50        07/15/2025             1,970,405
       3,140,528  FHLMC SERIES 3078 CLASS PA<<                                         5.50        07/15/2024             3,152,019
       1,748,500  FHLMC SERIES 3104 CLASS QC<<                                         5.00        09/15/2031             1,695,904
       3,857,000  FHLMC SERIES 3114 CLASS KC                                           5.00        02/15/2030             3,738,816
       6,232,583  FHLMC SERIES 3135 CLASS JA<<                                         6.00        09/15/2027             6,281,150
       5,826,202  FHLMC SERIES 3138 CLASS PA<<                                         5.50        02/15/2027             5,849,913
       5,498,767  FHLMC SERIES 3151 CLASS PA<<                                         6.00        03/15/2026             5,557,743
      17,554,482  FHLMC SERIES 3164 CLASS NA<<                                         6.00        02/15/2027            17,758,830
       2,178,000  FHLMC SERIES 3164 CLASS NC                                           6.00        12/15/2032             2,209,789
      16,805,860  FHLMC SERIES 3167 CLASS QA<<                                         6.00        10/15/2026            17,004,441
       6,337,910  FHLMC SERIES 3171 CLASS NE<<                                         6.00        05/15/2027             6,415,204
       4,517,068  FHLMC SERIES 3173 CLASS PH<<                                         6.00        09/15/2027             4,570,138
       1,858,989  FHLMC SERIES 3177 CLASS PA                                           6.00        12/15/2026             1,879,701
       3,107,833  FHLMC SERIES 3178 CLASS MA                                           6.00        10/15/2026             3,145,096
       7,730,259  FHLMC SERIES 3179 CLASS PD<<                                         5.75        12/15/2018             7,783,565
       2,152,194  FHLMC SERIES 3184 CLASS LA                                           6.00        03/15/2028             2,178,896
       3,860,792  FHLMC SERIES 3192 CLASS GA                                           6.00        03/15/2027             3,904,778
       4,701,000  FHLMC SERIES 3205 CLASS PC<<                                         6.00        09/15/2032             4,755,251
       3,806,695  FHLMC SERIES 3215 CLASS QA                                           6.00        06/15/2027             3,855,862
       3,605,336  FHLMC SERIES 3216 CLASS NA                                           6.00        05/15/2028             3,652,694
       1,900,000  FHLMC SERIES 3268 CLASS HC<<                                         5.00        12/15/2032             1,824,417
      13,450,000  FHLMC SERIES 3279 CLASS PA                                           5.50        02/15/2023            13,505,142
       5,885,000  FHLMC SERIES 3279 CLASS PB                                           5.50        09/15/2031             5,855,693
       4,198,000  FHLMC SERIES 3279 CLASS PH<<                                         6.00        02/15/2027             4,273,063
      11,510,000  FHLMC SERIES 3287 CLASS GC<<                                         5.50        08/15/2034            11,314,945
       6,646,637  FHLMC SERIES 3288 CLASS PA<<                                         5.50        05/15/2029             6,677,037
       2,053,000  FHLMC SERIES 3298 CLASS VB<<                                         5.00        11/15/2025             1,902,339
       2,615,000  FHLMC SERIES 3300 CLASS PB                                           5.50        02/15/2031             2,603,040
       1,764,000  FHLMC SERIES 3305 CLASS PD                                           5.50        11/15/2035             1,713,024
       2,265,730  FHLMC SERIES 3312 CLASS AP<<                                         5.50        11/15/2025             2,275,882
       9,226,099  FHLMC SERIES 3316 CLASS EA                                           5.50        10/15/2029             9,266,404
       3,671,000  FHLMC SERIES 3316 CLASS EB                                           5.50        06/15/2034             3,614,217
       5,361,000  FHLMC SERIES 3316 CLASS GC                                           5.50        05/15/2033             5,248,863
       7,022,766  FHLMC SERIES 3316 CLASS HA<<                                         5.00        07/15/2035             6,859,816
       1,251,000  FHLMC SERIES 3316 CLASS PB                                           5.50        03/15/2031             1,243,193
         637,000  FHLMC SERIES 3326 CLASS PC                                           5.50        08/15/2032               625,318
       4,995,000  FHLMC SERIES 3331 CLASS BP                                           5.50        02/15/2031             4,964,833
       9,467,000  FHLMC SERIES 3347 CLASS PB<<                                         5.00        11/15/2030             9,216,843
      13,325,000  FHLMC SERIES 3347 CLASS PC<<                                         5.00        07/15/2033            12,744,003
      12,236,000  FHLMC SERIES 3347 CLASS PD<<                                         5.00        09/15/2035            11,430,719
       5,725,403  FHLMC SERIES 3348 CLASS QA<<                                         6.00        06/15/2028             5,810,556

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$      5,820,000  FHLMC SERIES 3349 CLASS BP<<                                         6.00%       03/15/2032        $    5,911,422
       8,409,000  FHLMC SERIES 3351 CLASS PJ                                           5.50        06/15/2022             8,463,872
      15,165,000  FHLMC SERIES 3351 CLASS PK<<                                         5.50        01/15/2032            15,147,210
       8,968,000  FHLMC SERIES 3356 CLASS PA                                           6.00        11/15/2026             9,096,606
       2,237,903  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39        12/15/2031             2,312,766
       1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                  CLASS B                                                              6.42        12/12/2033             1,625,157
       2,063,578  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                           4.77        04/25/2012             2,049,035
       1,752,089  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                            3.81        11/25/2012             1,701,510
         438,627  FNMA SERIES 2003-108 CLASS BE                                        4.00        11/25/2018               398,343
         996,721  FNMA SERIES 2003-113 CLASS PN                                        3.50        02/25/2013               985,770
       4,470,557  FNMA SERIES 2003-123 CLASS AB                                        4.00        10/25/2016             4,353,824
       1,556,463  FNMA SERIES 2003-15 CLASS CH                                         4.00        02/25/2017             1,518,350
       2,103,000  FNMA SERIES 2003-16 CLASS PN<<                                       4.50        10/25/2015             2,078,228
         841,000  FNMA SERIES 2003-24 CLASS LC                                         5.00        12/25/2015               837,508
       5,552,177  FNMA SERIES 2003-30 CLASS ET<<                                       3.50        08/25/2016             5,388,405
       3,551,320  FNMA SERIES 2003-33 CLASS CH                                         4.00        07/25/2017             3,440,363
       7,289,026  FNMA SERIES 2003-34 CLASS QJ<<                                       4.50        01/25/2016             7,195,298
       9,797,500  FNMA SERIES 2003-86 CLASS OX                                         4.50        09/25/2026             9,642,905
         216,042  FNMA SERIES 2003-92 CLASS NM                                         3.50        04/25/2013               213,858
       5,889,000  FNMA SERIES 2003-92 CLASS PC<<                                       4.50        05/25/2015             5,812,979
       2,623,495  FNMA SERIES 2004-34 CLASS PI<<                                       3.50        05/25/2014             2,587,367
       2,543,000  FNMA SERIES 2005-20 CLASS QD<<                                       5.00        03/25/2028             2,519,313
       4,863,976  FNMA SERIES 2005-29 CLASS AD<<                                       4.50        08/25/2034             4,780,273
       2,507,098  FNMA SERIES 2005-38 CLASS CD                                         5.00        06/25/2019             2,480,755
       2,049,775  FNMA SERIES 2005-45 CLASS BA                                         4.50        11/25/2014             2,040,170
       1,937,906  FNMA SERIES 2005-58 CLASS MA                                         5.50        07/25/2035             1,948,293
       2,836,743  FNMA SERIES 2006-112 CLASS QA                                        5.50        03/25/2033             2,843,823
       3,525,754  FNMA SERIES 2006-18 CLASS PA                                         5.50        01/25/2026             3,532,969
       3,591,436  FNMA SERIES 2006-31 CLASS PA                                         5.50        11/25/2026             3,601,397
       7,494,620  FNMA SERIES 2006-34 CLASS PA<<                                       6.00        05/25/2027             7,561,458
       2,287,095  FNMA SERIES 2006-41 CLASS MA<<                                       5.50        04/25/2024             2,292,311
       1,085,082  FNMA SERIES 2006-53 CLASS PA                                         5.50        12/25/2026             1,087,911
       1,837,003  FNMA SERIES 2006-55 CLASS PA                                         6.00        05/25/2026             1,853,658
       2,084,809  FNMA SERIES 2006-64 CLASS PA                                         5.50        02/25/2030             2,091,207
       7,107,087  FNMA SERIES 2006-80 CLASS PB<<                                       6.00        10/25/2027             7,183,859
       1,933,978  FNMA SERIES 2007-27 CLASS KA                                         5.75        09/25/2033             1,950,141
       8,095,359  FNMA SERIES 2007-30 CLASS MA<<                                       4.25        02/25/2037             7,846,930
       7,763,935  FNMA SERIES 2007-39 CLASS NA<<                                       4.25        01/25/2037             7,512,703
       2,493,375  FNMA SERIES 2007-62 CLASS PA                                         6.00        03/25/2029             2,527,337
      19,211,904  FNMA SERIES 2007-76 CLASS PA<<                                       6.00        05/25/2028            19,453,863
       6,598,000  FNMA SERIES 2007-76 CLASS PB<<                                       6.00        07/25/2031             6,674,312
       5,877,384  FNMA SERIES 2007-80 CLASS TA                                         6.00        09/25/2026             5,952,415
      13,387,194  FNMA SERIES 2007-81 CLASS AE<<                                       6.00        08/25/2028            13,571,379
       4,708,934  FNMA SERIES 2007-B1 CLASS VA<<                                       5.50        04/25/2017             4,718,430
       1,546,329  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS A3                                                             6.03        08/11/2033             1,557,564
       3,697,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                  CLASS A4+/-                                                          5.19        07/10/2039             3,623,192
       6,025,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                  CLASS A7A+/-                                                         4.97        07/10/2045             5,794,111
         858,534  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-C1 CLASS A1                                                     3.12        03/10/2038               842,626
         342,492  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-C2 CLASS A1                                                     3.90        08/10/2038               336,781
       4,194,400  GNMA SERIES 2004-88 CLASS MA<<                                       3.65        01/20/2028             4,129,702
      11,288,743  GNMA SERIES 2006-17 CLASS KY<<                                       5.00        04/20/2036            11,197,941
       1,386,978  GNMA SERIES 2006-3 CLASS A                                           4.21        01/16/2028             1,360,336
       3,897,784  GNMA SERIES 2006-33 CLASS NA                                         5.00        01/20/2036             3,683,733
       1,693,000  GNMA SERIES 2006-37 CLASS JG                                         5.00        07/20/2036             1,588,300
       2,630,445  GNMA SERIES 2006-8 CLASS A                                           3.94        08/16/2025             2,578,252
      15,978,000  GNMA SERIES 2007-7 CLASS PG<<                                        5.00        02/16/2037            14,923,797
       1,051,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                  1998-C1 CLASS B                                                      6.97        10/18/2030             1,060,832
       8,176,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                  1998-GLII CLASS A2                                                   6.56        04/13/2031             8,177,902
       1,062,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                  2004-GG2 CLASS A6+/-                                                 5.40        08/10/2038             1,052,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$        594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                  CLASS C+/-                                                           7.02%       05/15/2031        $      604,851
       6,074,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-C2 CLASS A2                                              5.05        12/12/2034             5,928,191
       1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB5 CLASS A2                                            5.16        10/12/2037             1,130,236
       2,177,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CB7 CLASS A4+/-                                          4.88        01/12/2038             2,104,002
       1,727,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-CB11 CLASS ASB+/-                                        5.20        08/12/2037             1,703,483
       1,160,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-CB13 CLASS AM+/-                                         5.51        01/12/2043             1,142,961
       1,389,616  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP2 CLASS A1                                            4.33        07/15/2042             1,371,428
       2,405,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP3 CLASS ASB+/-                                        4.89        08/15/2042             2,335,773
       4,336,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-CB17 CLASS ASB                                           5.42        12/12/2043             4,286,341
         397,000  LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
                  1999-C2 CLASS B                                                      7.43        10/15/2032               411,570
       4,857,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                  CLASS A4                                                             5.59        06/15/2031             4,867,645
       2,086,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                  CLASS A2                                                             3.48        07/15/2027             2,048,831
       1,697,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                  CLASS A4+/-                                                          5.12        11/15/2032             1,661,728
       1,389,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7
                  CLASS AM+/-                                                          5.26        11/15/2040             1,356,823
       7,697,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                  2006-4 CLASS ASB+/-                                                  5.13        12/12/2049             7,492,050
       6,311,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-            4.86        10/12/2041             6,066,675
         929,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-             5.28        02/12/2042               910,873
       1,556,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-            5.11        07/12/2038             1,502,164
       4,797,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-             5.29        01/12/2044             4,701,668
       1,925,650  MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                    5.52        12/15/2035             1,922,625
       4,079,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                    5.01        04/15/2038             3,982,769
         373,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                     4.90        01/13/2041               345,536
       1,160,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                  4.76        09/13/2045             1,110,311
       3,736,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                   5.04        01/14/2042             3,663,426
       5,873,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                5.18        11/14/2042             5,799,240
         102,191  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-     6.03        02/25/2028                95,264
       6,577,257  US BANK NA SERIES 2007-1 CLASS A                                     5.92        05/25/2012             6,702,488
       2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
                  A4                                                                   6.29        04/15/2034             2,764,253
       8,334,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                  A4                                                                   4.98        11/15/2034             8,102,936
       1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                  A3+/-                                                                4.96        08/15/2035             1,312,661
       3,530,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                  A2+/-++                                                              5.08        10/15/2035             3,444,241
       1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                  A3                                                                   4.45        11/15/2035             1,571,541
       1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                  A4+/-                                                                5.01        12/15/2035             1,044,638
         633,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                  B+/-                                                                 5.11        12/15/2035               617,996
       8,324,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
                  A4                                                                   4.75        02/15/2041             7,960,716
       3,891,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                  B+/-                                                                 5.31        01/15/2041             3,679,000
       3,177,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS
                  A4+/-                                                                5.41        07/15/2041             3,141,183
       1,614,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS
                  B                                                                    4.89        10/15/2041             1,475,755
       3,776,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS
                  A4                                                                   4.94        04/15/2042             3,626,273
       1,364,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
                  A6                                                                   4.70        05/15/2044             1,286,961
       3,561,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  A7+/-                                                                5.12        07/15/2042             3,458,092
       4,893,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS
                  A4+/-                                                                5.38        10/15/2044             4,810,837
       8,153,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS
                  A4+/-                                                                5.44        12/15/2044             8,021,259
       3,987,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                  APB                                                                  6.00        06/15/2045             4,063,750

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $803,243,887)                                                           803,293,663
                                                                                                                      --------------

CORPORATE BONDS & NOTES: 13.21%

BUSINESS SERVICES: 0.42%
       7,640,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.00        06/15/2012             7,865,563
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

CHEMICALS & ALLIED PRODUCTS: 0.51%
$      3,270,000  ABBOTT LABORATORIES<<                                                5.88%       05/15/2016       $     3,326,408
         695,000  BRISTOL MYERS SQUIBB COMPANY                                         5.88        11/15/2036               654,826
       2,640,000  ESTEE LAUDER COMPANIES INCORPORATED                                  5.55        05/15/2017             2,624,149
       2,910,000  JOHNSON & JOHNSON                                                    5.55        08/15/2017             2,958,815

                                                                                                                          9,564,198
                                                                                                                      --------------

COMMUNICATIONS: 2.30%
       5,095,000  AT&T INCORPORATED                                                    6.15        09/15/2034             4,939,118
       1,145,000  AT&T INCORPORATED                                                    6.50        09/01/2037             1,146,639
       6,748,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38        03/15/2013             7,548,137
       1,145,000  COMCAST CORPORATION                                                  6.30        11/15/2017             1,156,613
       3,120,000  COMCAST CORPORATION                                                  5.65        06/15/2035             2,727,073
       1,790,000  COMCAST CORPORATION                                                  6.95        08/15/2037             1,833,565
       1,300,000  EMBARQ CORPORATION                                                   8.00        06/01/2036             1,347,116
       2,175,000  NEWS AMERICA HOLDINGS INCORPORATED                                   6.20        12/15/2034             2,019,588
       4,335,000  QWEST CORPORATION                                                    7.50        10/01/2014             4,443,375
       5,285,000  SBC COMMUNICATIONS                                                   5.10        09/15/2014             5,090,718
       1,295,000  SBC COMMUNICATIONS<<                                                 5.63        06/15/2016             1,277,446
       3,100,000  SPRINT CAPITAL CORPORATION                                           6.13        11/15/2008             3,115,686
         530,000  SPRINT CAPITAL CORPORATION                                           8.75        03/15/2032               611,799
       1,230,000  SPRINT NEXTEL CORPORATION                                            6.00        12/01/2016             1,195,693
       1,205,000  TIME WARNER CABLE INCORPORATED++                                     5.85        05/01/2017             1,177,750
       2,885,000  TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38        07/15/2033             3,348,302

                                                                                                                         42,978,618
                                                                                                                      --------------

DEPOSITORY INSTITUTIONS: 2.01%
       1,715,000  BAC CAPITAL TRUST XI                                                 6.63        05/23/2036             1,756,290
       2,585,000  BANK OF AMERICA CORPORATION<<                                        5.38        06/15/2014             2,561,619
       2,290,000  CAPITAL ONE FINANCIAL CORPORATION                                    6.75        09/15/2017             2,277,842
       6,600,000  CITIGROUP INCORPORATED                                               3.63        02/09/2009             6,483,134
       1,360,000  CITIGROUP INCORPORATED                                               5.10        09/29/2011             1,352,088
       4,785,000  CITIGROUP INCORPORATED<<                                             5.50        08/27/2012             4,787,431
       2,250,000  CITIGROUP INCORPORATED<<                                             6.00        08/15/2017             2,277,479
       3,190,000  JPMORGAN CHASE & COMPANY                                             6.13        06/27/2017             3,238,214
       3,285,000  PNC FUNDING CORPORATION                                              5.25        11/15/2015             3,182,764
       2,295,000  WACHOVIA CORPORATION                                                 5.30        10/15/2011             2,285,570
       2,560,000  WACHOVIA CORPORATION                                                 4.88        02/15/2014             2,459,768
       1,210,000  WACHOVIA CORPORATION                                                 5.75        06/15/2017             1,202,926
       1,532,000  WASHINGTON MUTUAL INCORPORATED                                       4.00        01/15/2009             1,485,449
       2,135,000  ZIONS BANCORP                                                        5.50        11/16/2015             2,062,395

                                                                                                                         37,412,969
                                                                                                                      --------------

ELECTRIC, GAS & SANITARY SERVICES: 1.56%
       1,920,000  ALLEGHENY ENERGY SUPPLY++                                            8.25        04/15/2012             1,982,400
       1,695,000  CMS ENERGY CORPORATION                                               6.55        07/17/2017             1,624,510
       5,267,000  DPL INCORPORATED                                                     6.88        09/01/2011             5,511,731
       2,945,000  FIRSTENERGY CORPORATION SERIES B                                     6.45        11/15/2011             3,041,617
       1,925,000  FIRSTENERGY CORPORATION SERIES C                                     7.38        11/15/2031             2,121,446
       2,835,000  KANSAS GAS & ELECTRIC                                                5.65        03/29/2021             2,789,045
       1,955,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  6.13        04/01/2036             1,885,019
         800,000  MIDAMERICAN ENERGY HOLDINGS COMPANY++                                6.50        09/15/2037               806,429
       4,285,000  NEVADA POWER COMPANY SERIES A                                        8.25        06/01/2011             4,669,227
       1,405,000  NEVADA POWER COMPANY SERIES M                                        5.95        03/15/2016             1,382,618
       2,952,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88        10/01/2012             3,277,738

                                                                                                                         29,091,780
                                                                                                                      --------------

GENERAL MERCHANDISE STORES: 0.23%
       4,500,000  TARGET CORPORATION<<                                                 5.38        05/01/2017             4,366,238
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

HEALTH SERVICES: 0.16%
$      3,030,000  COVENTRY HEALTH CARE INCORPORATED                                    5.95%       03/15/2017       $     2,888,184
                                                                                                                     --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.53%
       6,950,000  ALLIED CAPITAL CORPORATION                                           6.63        07/15/2011             7,131,548
         595,000  ERP OPERATING LP                                                     5.50        10/01/2012               588,626
       2,315,000  ERP OPERATING LP                                                     5.75        06/15/2017             2,220,648

                                                                                                                          9,940,822
                                                                                                                      --------------

INSURANCE CARRIERS: 0.95%
       1,305,000  ACE INA HOLDINGS INCORPORATED                                        6.70        05/15/2036             1,299,882
       3,125,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                            4.70        10/01/2010             3,096,747
       3,480,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                 5.45        05/18/2017             3,393,171
       1,565,000  CIGNA CORPORATION                                                    6.15        11/15/2036             1,497,092
       3,072,000  LIBERTY MUTUAL GROUP<<++                                             7.50        08/15/2036             2,973,355
       2,015,000  METLIFE INCORPORATED<<                                               6.40        12/15/2036             1,832,894
       2,680,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         5.70        12/14/2036             2,442,788
       1,160,000  WELLPOINT INCORPORATED                                               5.88        06/15/2017             1,161,138

                                                                                                                         17,697,067
                                                                                                                      --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.43%
       3,140,000  CAPITAL ONE BANK SERIES BKNT                                         4.88        05/15/2008             3,110,487
         820,000  CAPITAL ONE FINANCIAL COMPANY                                        6.15        09/01/2016               767,846
       4,159,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     3.75        12/15/2009             4,061,629

                                                                                                                          7,939,962
                                                                                                                      --------------

OFFICE EQUIPMENT: 0.12%
       2,305,000  XEROX CORPORATION                                                    5.50        05/15/2012             2,278,686
                                                                                                                      --------------

OIL & GAS EXTRACTION: 0.66%
       2,675,000  DEVON FINANCING CORPORATION                                          6.88        09/30/2011             2,829,190
       1,090,000  EL PASO NATURAL GAS COMPANY++                                        5.95        04/15/2017             1,063,261
       1,245,000  PEMEX PROJECT FUNDING MASTER TRUST                                   6.63        06/15/2035             1,272,988
       1,205,000  SOUTHERN NATURAL GAS COMPANY++                                       5.90        04/01/2017             1,171,274
       3,145,000  WEATHERFORD INTERNATIONAL INCORPORATED++                             5.95        06/15/2012             3,198,163
       1,375,000  WEATHERFORD INTERNATIONAL INCORPORATED++                             6.35        06/15/2017             1,409,035
       1,375,000  XTO ENERGY INCORPORATED                                              6.75        08/01/2037             1,408,848

                                                                                                                         12,352,759
                                                                                                                      --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.04%
         805,000  TESORO CORPORATION++                                                 6.50        06/01/2017               782,863
                                                                                                                      --------------

PHARMACEUTICALS: 0.48%
       8,415,000  WYETH                                                                6.95        03/15/2011             8,904,324
                                                                                                                      --------------

PRIMARY METAL INDUSTRIES: 0.06%
       1,110,000  CORNING INCORPORATED                                                 7.25        08/15/2036             1,158,329
                                                                                                                      --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.84%
       1,235,000  DEVELOPERS DIVERS REALTY                                             5.38        10/15/2012             1,216,340
       3,785,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                        5.65        12/15/2013             3,709,417
       1,985,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                5.72        05/24/2010             1,978,299
       3,465,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.75        06/15/2011             3,475,364
       1,890,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.65        06/01/2014             1,880,100
         930,000  PROLOGIS TRUST                                                       5.25        11/15/2010               923,863
       2,475,000  PROLOGIS TRUST                                                       5.50        04/01/2012             2,450,938

                                                                                                                         15,634,321
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.17%
$      4,460,000  CREDIT SUISSE USA INCORPORATED                                       5.50%       08/16/2011       $     4,490,422
       2,405,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.13        01/15/2015             2,281,946
       6,512,000  LAZARD GROUP LLC                                                     7.13        05/15/2015             6,650,790
       3,210,000  LAZARD GROUP LLC                                                     6.85        06/15/2017             3,169,239
       1,125,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                     5.75        05/17/2013             1,106,994
       2,729,000  MORGAN STANLEY                                                       5.30        03/01/2013             2,669,355
       1,540,000  MORGAN STANLEY                                                       5.38        10/15/2015             1,475,010

                                                                                                                         21,843,756
                                                                                                                      --------------

TRANSPORTATION EQUIPMENT: 0.74%
       4,150,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50        11/15/2013             4,288,689
       1,160,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               8.50        01/18/2031             1,435,075
       6,230,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                 5.71        03/13/2009             6,212,089
       1,855,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                    5.75        09/08/2011             1,867,493

                                                                                                                         13,803,346
                                                                                                                      --------------

TOTAL CORPORATE BONDS & NOTES (COST $248,671,231)                                                                       246,503,785
                                                                                                                      --------------

FOREIGN CORPORATE BONDS: 2.82%
       1,441,000  AMERICA MOVIL SA DE CV                                               6.38        03/01/2035             1,400,277
       1,465,000  CANADIAN NATURAL RESOURCES LIMITED                                   5.70        05/15/2017             1,431,541
         885,000  CANADIAN NATURAL RESOURCES LIMITED                                   6.25        03/15/2038               849,100
       2,600,000  CONOCOPHILLIPS CANADA                                                5.63        10/15/2016             2,593,419
       5,100,000  DELHAIZE GROUP++                                                     6.50        06/15/2017             5,157,033
       2,100,000  FRANCE TELECOM SA<<                                                  8.50        03/01/2031             2,681,213
       1,771,000  HUSKY OIL COMPANY                                                    7.55        11/15/2016             1,980,759
       2,625,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                            7.45        11/24/2033             2,863,132
       5,590,000  PETROBRAS INTERNATIONAL FINANCE COMPANY<<                            6.13        10/06/2016             5,485,188
       2,860,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++               6.33        09/30/2027             2,857,483
       4,030,000  ROGERS WIRELESS INCORPORATED                                         6.38        03/01/2014             4,079,351
       2,550,000  ROYAL BANK OF SCOTLAND GROUP PLC                                     5.00        10/01/2014             2,465,128
       5,490,000  TELEFONICA EMISIONES SAU                                             5.98        06/20/2011             5,562,583
         915,000  TELEFONICA EMISIONES SAU                                             6.22        07/03/2017               921,450
       3,485,000  TYCO INTERNATIONAL GROUP SA                                          6.38        10/15/2011             3,650,224
         625,000  TYCO INTERNATIONAL GROUP SA                                          6.88        01/15/2029               676,065
       2,416,000  VALE OVERSEAS LIMITED<<                                              6.25        01/23/2017             2,431,946
       2,580,000  VODAFONE GROUP PLC                                                   5.63        02/27/2017             2,493,996
       3,025,000  WESTFIELD GROUP++                                                    5.40        10/01/2012             2,980,303

TOTAL FOREIGN CORPORATE BONDS@ (COST $52,956,434)                                                                        52,560,191
                                                                                                                      --------------

FOREIGN GOVERNMENT BONDS: 1.65%
       6,600,000  EMIRATE OF ABU DHABI++                                               5.50        08/02/2012             6,682,500
       7,862,000  ITALY GOVERNMENT INTERNATIONAL BOND                                  5.38        06/15/2033             7,570,658
       3,554,000  NATIONWIDE BUILDING SOCIETY++                                        5.50        07/18/2012             3,636,005
       5,185,000  QUEBEC PROVINCE                                                      5.13        11/14/2016             5,159,091
       2,910,375  RUSSIAN FEDERATION (0)(0) ++                                         7.50        03/31/2030             3,230,516
       2,006,000  UNITED MEXICAN STATES                                                5.63        01/15/2017             2,004,997
       1,605,000  UNITED MEXICAN STATES SERIES MTNA                                    5.88        01/15/2014             1,633,088
         800,000  UNITED MEXICAN STATES SERIES MTNA                                    6.75        09/27/2034               868,800

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $30,491,249)                                                                       30,785,655
                                                                                                                      --------------

US TREASURY SECURITIES: 6.60%

US TREASURY BONDS: 4.58%
       1,434,000  US TREASURY BOND<<                                                   8.88        02/15/2019             1,954,161
      26,403,000  US TREASURY BOND<<                                                   6.25        08/15/2023            30,431,517
       5,697,000  US TREASURY BOND<<                                                   6.63        02/15/2027             6,935,653
       2,895,000  US TREASURY BOND<<                                                   6.25        05/15/2030             3,445,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

US TREASURY BONDS (CONTINUED)
$        776,000  US TREASURY BOND<<                                                    5.38%      02/15/2031       $       831,714
      20,157,000  US TREASURY BOND<<                                                    4.50       02/15/2036            19,106,639
         351,000  US TREASURY BOND<<                                                    4.75       02/15/2037               346,229
      21,861,000  US TREASURY BOND<<                                                    5.00       05/15/2037            22,439,967

                                                                                                                        85,491,156
                                                                                                                     --------------

US TREASURY NOTES: 2.02%
         685,000  US TREASURY NOTE<<                                                    4.63       07/31/2009               690,619
       3,194,000  US TREASURY NOTE                                                      4.63       07/31/2012             3,245,155
       1,285,000  US TREASURY NOTE<<                                                    3.63       05/15/2013             1,241,932
      15,186,000  US TREASURY NOTE<<                                                    4.50       05/15/2017            15,121,930
      17,030,000  US TREASURY NOTE<<                                                    4.75       08/15/2017            17,309,372

                                                                                                                        37,609,008
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $121,092,902)                                                                       123,100,164
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING: 40.57%

COLLATERAL INVESTED IN OTHER ASSETS: 40.57%
       2,545,251  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.59       11/21/2007             2,545,327
          27,998  AMERICAN GENERAL FINANCE CORPORATION+/-                               5.48       01/18/2008                27,988
         254,525  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.46       09/27/2007               254,515
      10,181,004  AMSTERDAM FUNDING CORPORATION                                         6.16       09/18/2007            10,160,235
       5,917,709  ATLAS CAPITAL FUNDING CORPORATION++                                   5.32       09/13/2007             5,909,956
      10,181,004  ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.50       04/25/2008            10,179,273
       6,363,128  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.10       10/25/2007             6,363,382
       6,363,128  ATOMIUM FUNDING CORPORATION++                                         5.89       09/19/2007             6,349,192
      12,726,255  BASF FINANCE EUROPE NV+/-++                                           5.35       09/19/2008            12,722,437
       1,310,804  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.96       09/27/2007             1,310,346
       6,363,128  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.46       10/05/2007             6,363,128
      12,726,255  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $12,734,103)          5.55       09/04/2007            12,726,255
      25,452,510  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $25,468,348)                      5.60       09/04/2007            25,452,510
      12,280,836  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.50       10/03/2007            12,275,924
       7,635,753  BNP PARIBAS+/-                                                        5.33       05/07/2008             7,625,445
      25,452,510  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $25,468,291)                                          5.58       09/04/2007            25,452,510
      10,181,004  BRYANT PARK FUNDING LLC++                                             6.12       09/19/2007            10,158,708
       7,635,753  BUCKINGHAM III CDO LLC                                                5.34       09/17/2007             7,621,245
       6,363,128  CEDAR SPRINGS CAPITAL COMPANY                                         5.37       09/07/2007             6,360,328
       2,216,659  CHARIOT FUNDING LLC++                                                 5.89       09/25/2007             2,209,876
       7,253,965  CHEYNE FINANCE LLC+/-++                                               5.05       02/25/2008             6,891,557
       2,545,251  CIT GROUP INCORPORATED+/-                                             5.43       12/19/2007             2,516,795
      69,994,404  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $70,037,800)                                          5.58       09/04/2007            69,994,404
       2,036,201  CLIPPER RECEIVABLES CORPORATION                                       6.15       09/19/2007             2,031,742
       5,815,899  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.45       09/04/2007             5,815,899
       5,726,815  CREDIT AGRICOLE SA                                                    5.34       02/25/2008             5,723,659
         582,862  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-           5.73       10/29/2007               583,259
      57,056,838  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $57,092,340)                           5.60       09/04/2007            57,056,838
      15,271,506  CULLINAN FINANCE CORPORATION                                          5.31       09/04/2007            15,271,506
       6,363,128  CULLINAN FINANCE CORPORATION+/-++                                     5.45       08/04/2008             6,361,155
       6,617,653  DEER VALLEY FUNDING LLC++                                             5.39       09/12/2007             6,609,910
       6,363,128  DEER VALLEY FUNDING LLC++                                             5.89       09/14/2007             6,353,837
       8,908,379  EBBETS FUNDING LLC                                                    6.23       09/25/2007             8,881,119
       8,908,379  FALCON ASSET SECURITIZATION CORPORATION++                             5.30       09/14/2007             8,895,372

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      3,817,877  FALCON ASSET SECURITIZATION CORPORATION                              5.37%       11/06/2007        $    3,782,867
         254,525  FIVE FINANCE INCORPORATED+/-++                                       5.33        09/13/2007               254,515
       2,545,251  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40        10/31/2007             2,524,125
       4,072,402  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.67        06/16/2008             4,072,402
       5,090,502  HARRIER FINANCE FUNDING LLC                                          6.12        09/05/2007             5,089,739
       8,908,379  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.66        08/16/2008             8,908,379
      24,994,365  K2 (USA) LLC                                                         6.14        10/05/2007            24,881,641
       9,162,904  KESTREL FUNDING US LLC+/-++                                          5.48        02/25/2008             9,162,537
       1,272,626  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        6.30        09/05/2007             1,272,435
       3,817,877  LEXINGTON PARKER CAPITAL CORPORATION                                 5.78        09/13/2007             3,812,875
         636,313  LIBERTY LIGHT US CAPITAL+/-++                                        5.09        11/21/2007               636,459
       7,381,228  LIBERTY STREET FUNDING CORPORATION                                   6.09        09/18/2007             7,366,170
      10,181,004  LIBERTY STREET FUNDING CORPORATION                                   6.25        09/27/2007            10,146,898
      19,089,383  LIQUID FUNDING LIMITED+/-++                                          5.33        06/11/2008            19,086,710
         254,525  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                            5.53        02/15/2008               254,510
         190,894  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                  5.61        01/02/2008               190,901
       6,363,128  METLIFE GLOBAL FUNDING I+/-++SS.                                     5.49        10/21/2008             6,355,428
       5,090,502  MONT BLANC CAPITAL CORPORATION                                       6.07        09/24/2007             5,075,638
         547,229  MORGAN STANLEY+/-                                                    5.48        11/09/2007               546,758
       3,817,877  MORGAN STANLEY+/-                                                    5.45        04/07/2008             3,817,877
      20,362,008  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $20,374,663)                                         5.58        09/04/2007            20,362,008
      25,452,510  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $25,468,291)                                         5.58        09/04/2007            25,452,510
       3,913,323  MORGAN STANLEY SERIES EXL+/-                                         5.69        09/15/2008             3,906,906
       6,363,128  NATEXIS BANQUES POPULAIRES+/-++                                      5.35        11/09/2007             6,364,146
      17,121,486  NATEXIS BANQUES POPULAIRES+/-                                        5.52        01/25/2008            17,081,421
       3,054,301  NORTH SEA FUNDING LLC++                                              5.40        09/10/2007             3,051,644
       4,810,524  NORTH SEA FUNDING LLC++                                              5.91        09/13/2007             4,804,223
       6,363,128  PARK AVENUE RECEIVABLES CORPORATION                                  6.06        09/11/2007             6,356,637
       5,599,552  PERRY GLOBAL FUNDING LLC SERIES A                                    6.21        09/11/2007             5,593,841
       4,530,547  PREMIUM ASSET TRUST+/-++                                             5.50        07/15/2008             4,534,534
      11,951,226  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.55        02/22/2008            11,953,868
      11,326,367  SANTANDER CENTRAL HISPANO FINANCE SA                                 5.28        09/26/2007            11,290,010
       4,581,452  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                           5.33        10/26/2007             4,581,360
       3,793,442  SHEFFIELD RECEIVABLES CORPORATION++                                  5.81        09/14/2007             3,787,904
      19,089,383  SHEFFIELD RECEIVABLES CORPORATION++                                  6.02        09/20/2007            19,044,905
       5,090,502  SLM CORPORATION+/-++                                                 5.54        05/12/2008             5,014,195
      10,181,004  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36        04/03/2008            10,183,244
       4,326,927  SURREY FUNDING CORPORATION                                           5.83        09/06/2007             4,325,672
       6,973,988  TASMAN FUNDING INCORPORATED++                                        5.29        09/28/2007             6,949,579
       3,054,301  TEMPUS FUNDING LLC++                                                 6.19        09/27/2007             3,044,069
         567,591  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.79        09/18/2007               566,433
       4,805,943  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09        09/20/2007             4,794,745
       4,891,718  THE TRAVELERS INSURANCE COMPANY+/-                                   5.40        02/08/2008             4,891,620
       2,545,251  THREE RIVERS FUNDING CORPORATION                                     5.81        09/13/2007             2,541,917
       8,252,213  THUNDER BAY FUNDING INCORPORATED                                     6.05        09/25/2007             8,226,961
      25,452,510  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.57        08/01/2008            25,452,510
       3,700,286  TULIP FUNDING CORPORATION                                            6.12        09/21/2007             3,691,109
       6,363,128  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.35        08/09/2008             6,364,718
       1,374,436  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36        12/03/2007             1,374,727
         432,693  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36        12/13/2007               431,598
       3,817,877  VERSAILLES CDS LLC                                                   5.31        09/07/2007             3,816,197
       2,608,882  VERSAILLES CDS LLC++                                                 5.40        09/24/2007             2,601,264
       6,363,128  VICTORIA FINANCE LLC+/-++                                            5.35        05/02/2008             6,363,128
       6,363,128  VICTORIA FINANCE LLC+/-++                                            5.47        08/07/2008             6,363,128
       1,386,144  WHISTLEJACKET CAPITAL LIMITED                                        5.32        09/28/2007             1,381,292
         381,788  WINDMILL FUNDING CORPORATION++                                       5.28        09/14/2007               381,230
          25,453  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                5.36        10/19/2007                25,447
       5,090,502  YORKTOWN CAPITAL LLC++                                               6.06        09/12/2007             5,084,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE           VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      2,545,251  ZELA FINANCE CORPORATION                                             5.34%       10/26/2007       $     2,525,987

                                                                                                                        756,855,729
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $756,855,729)                                                             756,855,729
                                                                                                                     --------------


REPURCHASE AGREEMENTS: 3.90%
      61,077,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $61,113,510)             5.38        09/04/2007            61,077,000
      11,724,000  J.P. MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $11,730,904)                5.30        09/04/2007            11,724,000

                                                                                                                         72,801,000
                                                                                                                     --------------

TOTAL REPURCHASE AGREEMENTS (COST $72,801,000)                                                                           72,801,000
                                                                                                                     --------------
SHARES

SHORT-TERM INVESTMENTS: 0.01%
         136,745  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~#                                                                136,745
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $136,745)                                                                                136,745
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,856,753,158)*                                   153.10%                                                    $ 2,856,308,363

OTHER ASSETS AND LIABILITIES, NET                        (53.10)                                                      (990,625,965)
                                                                                                                     --------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,865,682,398
                                                                                                                     --------------

+/-     VARIABLE RATE INVESTMENTS.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(0)(0)  STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#       SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $136,745.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INCOME PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:
1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and



         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: October 19, 2007

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt certify that:
1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: October 19, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust


                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President




Date: October 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                   Wells Fargo Master Trust



                                                   By: /s/ Karla M. Rabusch


                                                       Karla M. Rabusch
                                                       President



                                                   By: /s/ Stephen W. Leonhardt


                                                       Stephen W. Leonhardt
                                                       Treasurer


Date: October 19, 2007